                                             -----------------------------------
                                             OMB APPROVAL
                                             OMB Number: 3235-0570
                                             Expires: September 30, 2007
                                             Estimated average burden
                                             hours per response. . . . . . .19.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number            811-06511
                                  ----------------------------------------------

                       Regions Morgan Keegan Select Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Morgan Keegan Tower, Fifty North Front Street, Memphis, TN 38103
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

       BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-8006
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:      901-524-4100
                                                   -----------------------------

Date of fiscal year end:       August 31
                        --------------------------------------------------------

Date of reporting period:      February 28, 2005
                         -------------------------------------------------------

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

      Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

                                                              SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                                                               February 28, 2005













                                    [GRAPHIC]














                                                             [SELECT FUNDS LOGO]

TABLE OF CONTENTS


REGIONS MORGAN KEEGAN SELECT FUNDS

SEMI-ANNUAL REPORT

FEBRUARY 28, 2005

Letter from the President .........................................................................  1

Regions Morgan Keegan Select LEADER Growth Equity Fund ............................................  2

Regions Morgan Keegan Select LEADER Growth & Income Fund ..........................................  4

Regions Morgan Keegan Select LEADER Balanced Fund .................................................  6

Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund ..........................................  8

Regions Morgan Keegan Select LEADER Intermediate Bond Fund ........................................ 10

Regions Morgan Keegan Select LEADER Tax-Exempt Money Market Fund .................................. 12

Regions Morgan Keegan Select LEADER Money Market Fund ............................................. 13

Schedules of Portfolio Investments ................................................................ 14

Statements of Assets and Liabilities .............................................................. 30

Statements of Operations .......................................................................... 32

Statements of Changes in Net Assets ............................................................... 34

Financial Highlights .............................................................................. 42

Notes to the Financial Statements ................................................................. 46

Supplemental Information .......................................................................... 49


A DESCRIPTION OF THE POLICIES AND PROCEDURES THAT THE EACH FUND USES TO DETERMINE HOW TO VOTE PROXIES RELATING TO THE PORTFOLIO SECURITIES AND INFORMATION REGARDING HOW THE FUNDS VOTED PROXIES RELATING TO THE PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 800-564-2188 OR ON THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV.

SCHEDULES OF PORTFOLIO INVESTMENTS FOR PERIODS ENDING NOVEMBER 30 AND MAY 31 (BEGINNING JULY 29) ARE AVAILABLE WITHOUT CHARGE, ON THE SECURITIES AND EXCHANGE COMMISSIONS'S WEBSITE AT HTTP://WWW.SEC.GOV.

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION TO PERSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A PROSPECTUS. AN INVESTOR SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING OR SENDING MONEY. THIS AND OTHER IMPORTANT INFORMATION ABOUT THE INVESTMENT COMPANY CAN BE FOUND IN THE FUND'S PROSPECTUS. TO OBTAIN A PROSPECTUS, PLEASE CALL 877-757-7424. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.


THE REGIONS MORGAN KEEGAN SELECT FUNDS ARE DISTRIBUTED BY MORGAN KEEGAN & COMPANY, INC.

REGIONS MORGAN KEEGAN SELECT FUNDS, LIKE ALL MUTUAL FUNDS: - ARE NOT FDIC INSURED - HAVE NO BANK GUARANTEE - MAY LOSE VALUE

                                                       LETTER FROM THE PRESIDENT


DEAR SHAREHOLDER,

We are pleased to present the enclosed semi-annual report for Regions Morgan Keegan Select LEADER Growth Equity Fund; the Regions Morgan Keegan Select LEADER Growth & Income Fund; the Regions Morgan Keegan Select LEADER Balanced Fund; the Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund; the Regions Morgan Keegan Select LEADER Intermediate Bond Fund; the Regions Morgan Keegan Select LEADER Tax-Exempt Money Market Fund and the Regions Morgan Keegan Select LEADER Money Market Fund, each a series of Regions Morgan Keegan Select Funds (each a "Fund" and collectively the "Funds"). You will find information on Fund strategy and investments, as well as performance for the six-month period ended February 28, 2005.

GROWTH CONTINUES, BUT INFLATION EMERGES

The U.S. economy continued to grow during the six-month period, but the pace of that growth slowed as the period progressed. Inflationary pressures, particularly rising prices for oil and other commodities, began to work their way through the economy. On a positive note, business spending improved, making up for the slowdown on the consumer side.

MARKETS RETREAT AT END OF PERIOD

Encouraged by the U.S. presidential election results and moderating oil prices, the stock market took off in the final months of 2004. Surprisingly, the bond market also posted decent gains, despite a stronger economy and the Federal Reserve's tightening campaign.

Sentiment changed in early 2005, though, as oil prices once again spiked upward. Other commodity prices followed suit, creating an environment of growing inflationary pressures. At the same time, the Federal Reserve continued raising interest rates. Investors reevaluated their exposure to risk, and the stock and bond market performance turned modestly negative. Overall, for the six-month period, financial market performance was positive.

MAINTAIN PERSPECTIVE

We remain optimistic toward the stock market and its long-term potential, but it's important to maintain your long-term, diversified investment strategy. As financial market events throughout the last several years have demonstrated, maintaining a diversified portfolio of stock and bond funds may be the best approach to capture returns from markets on the upswing and protect against losses due to markets suffering periodic downturns.

It's also important to maintain a long-term perspective when evaluating investment performance. The stock and bond markets each have generated attractive performance during recent short-term reporting periods. But what truly matters are long-term results. Your investment representative can help you evaluate your portfolio's performance and make sure your diversified mix of investments is designed to generate the long-term performance potential your goals demand.

WE APPRECIATE YOUR BUSINESS

As always, we appreciate the support, confidence and trust you have placed in the Regions Morgan Keegan Select Funds. We at Regions Financial Corporation and its affiliates, remain committed to helping you pursue your investment goals. If you have any questions about your account or funds, please call us at 877-757-7424.

/s/ CARTER E. ANTHONY

Carter E. Anthony
President, Morgan Asset Management, Inc.


The foregoing information and opinions are for general information only. Morgan Asset Management, Inc., the Funds' investment adviser, ("Adviser") does not guarantee their accuracy or completeness, nor assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only and are not intended as an offer or solicitation with respect to the purchase or sale of any security or offering individual or personalized investment advice.

REGIONS MORGAN KEEGAN SELECT LEADER GROWTH EQUITY FUND

PORTFOLIO MANAGERS:  Charles A. Murray, Senior Vice President, Morgan Asset Management, Inc.
                     Walter A. Hellwig, Senior Vice President, Morgan Asset Management, Inc.

OBJECTIVE AND STRATEGY__________________________________________________________

The Regions Morgan Keegan Select LEADER Growth Equity Fund seeks capital appreciation. The Fund invests primarily in common stocks of companies the adviser believes have above-average growth potential.

INVESTMENT CONCERNS: Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.

Q&A_____________________________________________________________________________

                                    AVERAGE ANNUAL TOTAL RETURN
                                     AS OF FEBRUARY 28, 2005*
                                SIX
                               MONTHS**    1 YEAR   5 YEAR     10 YEAR
------------------------------------------------------------------------
CLASS A SHARES
   exclusive of sales load        13.06%     2.25%   -2.60%        9.81%
   with sales load
   (maximum 5.50%)                 6.80%    -3.34%   -3.69%        9.19%
------------------------------------------------------------------------
CLASS I SHARES                    13.17%     2.56%   -2.32%       10.13%
------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THESE PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 877-757-7424.

*The quoted returns reflect the performance of the Fund only from February 18 to February 28, 2005. The returns reflect the performance from December 9, 2002 to February 18, 2005 of the LEADER Growth Equity Fund, a series of LEADER Mutual Funds, and predecessor fund to the Regions Morgan Keegan Select LEADER Growth Equity Fund. On February 18, 2005, the LEADER Growth Equity Fund merged into the Regions Morgan Keegan Select LEADER Growth Equity Fund. The LEADER Growth Equity Fund commenced operations on December 9, 2002, through a transfer of assets from certain collective trust fund ("commingled") accounts managed by Union Planters Investment Advisors, using substantially the same investment objective, policies and methodologies as the Fund. The quoted performance of the Fund includes performance of the commingled accounts for periods prior to the commencement of operations, as adjusted to reflect the expenses associated with the Fund. The commingled accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts' performance may have been adversely affected.
**Aggregate

HOW DID THE FUND'S PERFORMANCE COMPARE TO THE MARKET AVERAGES?

Strong corporate profits combined with above-trend GDP(1) (Gross Domestic Product) growth of 3.5% year over year and solid global economic growth led to good stock market performance for the six-month period. The total return on the Fund's Class I and A Shares surpassed that of the benchmark, the S&P 500 Index(2), which returned 9.99% for the six-month period.

WHAT WERE YOUR KEY STRATEGIES?

Although rising oil prices presented a hindrance to overall growth, they provided a beneficial business environment for energy companies. We therefore overweighted the energy sector, which helped generate outperformance relative to the benchmark. In addition, we continued to overweight the technology sector, which responded favorably to the positive economic environment. In particular, our focus on semiconductor companies helped the Fund's relative performance. Semiconductor companies enjoyed a strong quarter, as evidenced by the SOX Index(3) of semiconductor companies, which increased 18.04% for the six-month period.(+)

HOW WAS THE FUND INVESTED?

As of February 28, 2005, the Fund's portfolio was invested in 38 companies representing 16 industries. The Fund's 10 largest equity holdings represented approximately 36.6% of the portfolio.(+)

WHAT IS YOUR OUTLOOK FOR THE MARKET AND THE FUND?

The outlook for global economic growth remains favorable, but an extended period of high oil prices could lead to an economic slowdown and negatively affect consumer sentiment and business investment plans. Nevertheless, with pricing and earnings momentum favoring the energy sector, we plan to maintain the Fund's energy overweight. But if the economy slows significantly, we may reduce the Fund's technology overweight.

(+)The Fund's composition is subject to change.

                          REGIONS MORGAN KEEGAN SELECT LEADER GROWTH EQUITY FUND

TOP TEN EQUITY HOLDINGS(+)______________________________________________________
AS OF 2/28/05

TICKER       DESCRIPTION                % OF TOTAL ASSETS    TICKER      DESCRIPTION                  % OF TOTAL ASSETS
-----------------------------------------------------------------------------------------------------------------------
NTAP         Network Appliance, Inc. .............   4.9%    NUE         Nucor Corp. ...........................   3.4%
ZMH          Zimmer Holdings, Inc. ...............   4.2%    CVX         ChevronTexaco Corp. ...................   3.4%
GE           General Electric Co. ................   3.9%    BR          Burlington Resources, Inc. ............   3.4%
STJ          St. Jude Medical, Inc. ..............   3.7%    BSX         Boston Scientific Corp. ...............   3.1%
EBAY         eBay, Inc. ..........................   3.5%    GENZ        Genzyme Corp. .........................   3.1%

EQUITY SECTOR DIVERSIFICATION(+)________________________________________________
AS OF 2/28/05

                                % OF TOTAL INVESTMENTS
------------------------------------------------------

Information Technology .....................    31.8%
Healthcare .................................    21.3%
Energy .....................................    15.7%
Consumer Discretionary .....................     6.1%
Industrial .................................     6.6%

(+)The Fund's composition is subject to change.

                                % OF TOTAL INVESTMENTS
------------------------------------------------------

Financials .................................     4.0%
Materials ..................................     4.7%
Consumer Staples ...........................     3.6%
Utilities ..................................     3.0%
                                                 ----
Total ......................................    96.8%









DEFINITION OF TERMS_____________________________________________________________


(1)Gross Domestic Product (GDP) is the measure of the monetary value of all the goods and services produced by an economy over a specified period. It includes consumption, government purchases, investments, and exports minus imports.

(2)S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation, among other factors.

(3)SOX Index is a price-weighted index composed of 18 U.S. semiconductor companies primarily involved in the design, distribution, manufacture, and sale of semiconductors.

The above indices are unmanaged and their reported returns do not reflect the deduction of fees associated with a mutual fund, such as investment management fees, or the deduction of taxes. The Fund's performance does reflect the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

REGIONS MORGAN KEEGAN SELECT LEADER GROWTH & INCOME FUND

PORTFOLIO MANAGERS:  Walter A. Hellwig, Senior Vice President, Morgan Asset Management, Inc.
                     John B. Russell, Assistant Vice President, Morgan Asset Management, Inc.

OBJECTIVE AND STRATEGY__________________________________________________________

The Regions Morgan Keegan Select LEADER Growth & Income Fund seeks long-term growth of capital, current income and growth of income. The Fund intends to hold a combination of growth stocks and value stocks. By investing in a blend of stocks that demonstrate strong long-term earnings potential and undervalued stocks, the Fund seeks to achieve strong returns with less volatility.

INVESTMENT CONCERNS: Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.

Q&A_____________________________________________________________________________

                                    AVERAGE ANNUAL TOTAL RETURN
                                     AS OF FEBRUARY 28, 2005*
                               SIX
                             MONTHS**    1 YEAR    5 YEAR    10 YEAR
----------------------------------------------------------------------
CLASS A SHARES
   exclusive of sales load      11.87%     7.30%    -1.76%      10.01%
   with sales load
   (maximum 5.50%)               5.72%     1.40%    -2.86%       9.39%
----------------------------------------------------------------------
CLASS I SHARES                  12.04%     7.60%    -1.47%      10.33%
----------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THESE PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 877-757-7424.

*The quoted returns reflect the performance of the Fund only from February 18 to February 28, 2005. The quoted returns reflect the performance from March 1, 1995 to February 18, 2005 of the LEADER Growth & Income Fund, a series of LEADER Mutual Funds, and predecessor fund to the Regions Morgan Keegan Select LEADER Growth & Income Fund. On February 18, 2005, the LEADER Growth & Income Fund merged into the Regions Morgan Keegan Select LEADER Growth & Income Fund.

The Class A Shares were initially offered for purchase effective September 1, 2000, however, no shareholder activity occurred until October 26, 2000. The performance shown for the Class A Shares prior to October 26, 2000 reflects the historical performance of the Class I Shares, and has been adjusted for the maximum sales charge applicable to the Class A Shares as well as Class A Shares 12b-1 fees.

**Aggregate

HOW DID THE FUND'S PERFORMANCE COMPARE TO THE MARKET AVERAGES?

The Fund's Class I and A Shares outperformed the market benchmark, the S&P 500 Index(1), which returned 9.99% for the six-month period, and the peer group, the Lipper Large-Cap Core Funds Index(3), which posted a total return of 9.25%.

Stocks benefited from above-trend growth in the domestic economy, including GDP(4) (Gross Domestic Product) growth of more than 3.5% year over year, solid global economic growth, and strong corporate profits. Although rising oil prices were a hindrance to growth, they provided a favorable business environment for energy companies represented in the Fund's portfolio. In particular, the portfolio's overweight in energy stocks helped the Fund outperform the S&P 500 Index. In addition, the Fund's technology overweight contributed positively to performance. In particular, the Fund's focus on semiconductor stocks was effective, as the SOX Index(2) increased 18.04% for the period.

WHAT WERE YOUR KEY STRATEGIES?

As always, we strived to maintain a diversified portfolio of high-quality stocks with predictable earnings streams and a history of earnings growth. Given the state of the economy, we focused on market sectors that we believed would benefit from a growing economy. In particular, we focused on stocks in the technology, basic materials and energy industries.

HOW WERE THE PORTFOLIO'S ASSETS ALLOCATED?

In our quest to find growth at a reasonable price, we examined investments on a stock-by-stock basis. This practice resulted in a diversified portfolio that offered exposure to stocks of different styles. As of February 28, 2005, the Fund was invested in 51 companies representing 22 industries. The Fund's 10 largest equity holdings represented approximately 36.8% of the portfolio.(+)

WHAT IS YOUR MARKET OUTLOOK, AND HOW DO YOU PLAN TO POSITION THE FUND?

Going forward, global economic growth should remain strong, but an extended period of high oil prices could slow overall growth and negatively affect consumer sentiment and business investment plans. Nevertheless, with pricing and earnings momentum in favor of the energy sector, we plan to maintain our energy overweight. But a shift to the lower economic growth may cause us to scale back our technology overweight.(+)

(+)The Fund's composition is subject to change.

                        REGIONS MORGAN KEEGAN SELECT LEADER GROWTH & INCOME FUND

TOP TEN EQUITY HOLDINGS(+)______________________________________________________
AS OF 2/28/05

TICKER      DESCRIPTION                  % OF TOTAL ASSETS   TICKER      DESCRIPTION                % OF TOTAL ASSETS
---------------------------------------------------------------------------------------------------------------------

SUN         Sunoco, Inc. ..........................   5.0%   BAC         Bank of America Corp. ...............   3.5%
XOM         Exxon Mobil Corp. .....................   4.6%   GE          General Electric Co. ................   3.2%
CVX         ChevronTexaco Corp. ...................   4.5%   DOW         Dow Chemical Co. ....................   3.0%
WB          Wachovia Corp. ........................   3.8%   JNJ         Johnson & Johnson ...................   2.8%
BR          Burlington Resources, Inc. ............   3.6%   COP         ConocoPhillips ......................   2.8%

EQUITY SECTOR DIVERSIFICATION(+)________________________________________________
AS OF 2/28/05

                               % OF TOTAL INVESTMENTS
-----------------------------------------------------

Energy                                        22.9%
Information Technology                        16.0%
Financials                                    16.1%
Healthcare                                    12.2%
Consumer Staples                               5.9%
Industrials                                    7.8%
(+)The Fund's composition is subject to change.

                               % OF TOTAL INVESTMENTS
-----------------------------------------------------

Materials                                      7.5%
Consumer Discretionary                         5.0%
Telecommunications Services                    3.0%
Utilities                                      2.3%
                                               ----
Total                                         98.7%









DEFINITION OF TERMS_____________________________________________________________

(1)S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation, among other factors.

(2)The SOX Index is a price-weighted index composed of 18 U.S. semiconductor companies primarily involved in the design, distribution, manufacture, and sale of semiconductors.

The above indices are unmanaged and their reported returns do not reflect the deduction of fees associated with a mutual fund, such as investment management fees, or the deduction of taxes. The Fund's performance does reflect the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

(3)The Lipper Large-Cap Core Funds Index consists of mutual funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

(4)Gross Domestic Product (GDP) is the measure of the monetary value of all the goods and services produced by an economy over a specified period. It includes consumption, government purchases, investments, and exports minus imports.

REGIONS MORGAN KEEGAN SELECT LEADER BALANCED FUND

PORTFOLIO MANAGERS:  Walter A. Hellwig, Senior Vice President, Morgan Asset Management, Inc.
                     Charles A. Murray, Senior Vice President, Morgan Asset Management, Inc.

OBJECTIVE AND STRATEGY__________________________________________________________

The Regions Morgan Keegan Select LEADER Balanced Fund seeks to maximize total return through a combination of growth of capital and current income consistent with preservation of capital. The Balanced Fund invests in a combination of equity securities and fixed income securities. Under normal market conditions the Fund will invest at least 25% of its total assets in fixed income securities and no more than 75% of its total assets in equity securities.

INVESTMENT CONCERNS: Stocks are more volatile and carry more risk and return potential than other forms of investments. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Cash equivalents offer low risk and low return potential.

Q&A_____________________________________________________________________________

                                  AVERAGE ANNUAL TOTAL RETURN
                                    AS OF FEBRUARY 28, 2005*
                                                          SINCE FUND
                               SIX                         INCEPTION
                             MONTHS*   1 YEAR   3 YEAR     (1/3/01)
--------------------------------------------------------------------
CLASS A SHARES
   exclusive of sales load      6.65%    1.80%    4.75%        2.65%
   with sales load
   (maximum 5.50%)              0.76%   -3.83%    2.79%        1.27%
--------------------------------------------------------------------
CLASS I SHARES                  6.90%    2.18%    5.06%        2.98%
--------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THESE PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 877-757-7424.

*The quoted returns reflect the performance of the Fund only from February 18 to February 28, 2005. The quoted returns reflect the performance from January 3, 2001 to February 18, 2005 of the LEADER Balanced Fund, a series of LEADER Mutual Funds, and predecessor fund to the Regions Morgan Keegan Select LEADER Balanced Fund. On February 18, 2005, the LEADER Balanced Fund merged into the Regions Morgan Keegan Select LEADER Balanced Fund.

The performance shown for the Class A Shares prior to its inception on February 20, 2001 reflects the historical performance of the Class I Shares, and has been adjusted for the maximum sales charge applicable to the Class A Shares as well as Class A Shares 12b-1 fees.

**Aggregate

HOW DID THE FUND'S RETURN COMPARE TO THE BENCHMARK RETURNS?

The Fund underperformed the S&P 500 Index(1), which posted a total return of 9.99% and outperformed the 1.19% total return for the Lehman Brothers Government/Credit Bond Index(2) for the six-month period, respectively. The Fund's allocation to bonds and Treasury bills held back performance relative to the S&P 500 Index, especially in the fourth quarter of 2004. Nevertheless, as the pace of above-trend economic growth slowed somewhat in the first two months of 2005, the portfolio's exposure to the bond market helped the Fund outperform the S&P 500 Index.

WHAT WERE YOUR KEY STRATEGIES?

We continued to invest the majority of the Fund's assets in stocks, because we believed the prevailing economic climate favored the stock market over the bond market. Throughout the six-month period, approximately 60% of the Fund's assets was invested in stocks and approximately 40% was invested in bonds.(+)

HOW WAS THE FUND INVESTED?

As of February 28, 2005, in terms of quality, over 65.65% of the fixed income portfolio was rated AAA, 11.51% was rated AA, 22.84% was rated A, and 0% was rated BBB. The fixed income portfolio's average maturity was 1.84 years.(+)

The Fund's equity portfolio was invested in 42 companies representing 19 industries. The Fund's 10 largest equity holdings represented approximately 25.8% of the portfolio.(+)

WHAT IS YOUR OUTLOOK FOR THE MARKET AND THE FUND?

Looking ahead, the outlook for global economic growth remains favorable, but if oil prices remain high for an extended period of time, growth may slow. Furthermore, higher oil prices may have a negative impact on consumer sentiment and business investment plans. Also, the Federal Reserve's policy of interest rate hikes and the concurrent flattening of the Treasury yield curve could indicate additional slowing of economic growth. The uncertainty as to the pace of economic growth, rising oil prices and an unfriendly Federal Reserve could result in a climate in which bonds outperform stocks, and we believe the Fund is positioned to take advantage of such events.

(+)The Fund's composition is subject to change.

                               REGIONS MORGAN KEEGAN SELECT LEADER BALANCED FUND

TOP TEN EQUITY HOLDINGS(+)______________________________________________________
AS OF 2/28/05

TICKER      DESCRIPTION               % OF TOTAL ASSETS      TICKER      DESCRIPTION                % OF TOTAL ASSETS
---------------------------------------------------------------------------------------------------------------------

PD          Phelps Dodge Corp. .................   3.9%      CVX         ChevronTexaco Corp. ..................  2.3%
SUN         Sunoco, Inc. .......................   3.6%      LOW         Lowe's Cos. ..........................  2.2%
XOM         Exxon Mobil Corp. ..................   2.9%      BAC         Bank of America Corp. ................  2.1%
WB          Wachovia Corp. .....................   2.8%      WFC         Wells Fargo & Co. ....................  1.8%
COP         ConocoPhillips .....................   2.4%      MSFT        Microsoft Corp. ......................  1.8%

EQUITY SECTOR DIVERSIFICATION(+)
AS OF 2/28/05

                                    % OF TOTAL INVESTMENTS
----------------------------------------------------------

Energy .........................................   16.2%
Financials .....................................   11.1%
Industrials ....................................    7.3%
Consumer Staples ...............................    7.0%
Healthcare .....................................    5.6%
Materials ......................................    5.6%
Information Technology .........................    4.9%
Consumer Discretionary .........................    2.9%
                                                    ----
Total ..........................................   60.6%
+The Fund's composition is subject to change.

FIXED INCOME DIVERSIFICATION(+)
AS OF 2/28/05

                                   % OF TOTAL INVESTMENTS
----------------------------------------------------------

Corporate Bonds ................................   12.0%
U.S. Treasury Obligations ......................   10.9%
Government and Agency Bonds ....................    9.5%
Short Term Investments .........................    7.0%
                                                    ----
Total ..........................................   39.4%


DEFINITION OF TERMS_____________________________________________________________

(1)S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation, among other factors.

(2)The Lehman Brothers Intermediate Government/Credit Bond Index is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

The above indices are unmanaged and their reported returns do not reflect the deduction of fees associated with a mutual fund, such as investment management fees, or the deduction of taxes. The Fund's performance does reflect the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

REGIONS MORGAN KEEGAN SELECT LEADER TAX-EXEMPT BOND FUND

PORTFOLIO MANAGERS:  John B. Norris, Senior Vice President, Morgan Asset Management, Inc.
                     Chad A. Stafko, Assistant Vice President, Morgan Asset Management, Inc.

OBJECTIVE AND STRATEGY__________________________________________________________

The Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund seeks to produce current income that is exempt from federal income tax consistent with preservation of capital. The Fund normally invests at least 80% of its assets in obligations producing income exempt from federal income taxation. These may include municipal bonds, notes and commercial paper issued by states and other local governments that are exempt from federal taxes. The Fund may invest up to 20% of its assets in U.S. government securities, money market instruments or "private activity" bonds.


INVESTMENT CONCERNS: Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising or falling interest rates. A portion of the Fund's income may be subject to the federal alternative minimum tax and/or certain state and local taxes.

Q&A_____________________________________________________________________________

                                    AVERAGE ANNUAL TOTAL RETURN
                                      AS OF FEBRUARY 28, 2005*
                                                            SINCE FUND
                               SIX                          INCEPTION
                             MONTHS**    1 YEAR    3 YEAR    (7/24/00)
-----------------------------------------------------------------------
CLASS A SHARES
   exclusive of sales load      -0.03%     -0.51%    3.10%        4.44%
   with sales load
   (maximum 2.00%)              -2.02%     -2.46%    2.41%        3.99%
-----------------------------------------------------------------------
CLASS I SHARES                   0.21%     -0.12%    3.40%        4.73%
-----------------------------------------------------------------------


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THESE PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 877-757-7424.

*The quoted returns reflect the performance of the Fund only from February 18 to February 28, 2005. The quoted returns reflect the performance from July 24, 2000 to February 18, 2005 of the LEADER Tax-Exempt Bond Fund, a series of LEADER Mutual Funds, and predecessor fund to the Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund. On February 18, 2005, the LEADER Tax-Exempt Bond Fund merged into the Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund.

The Class A Shares were initially offered for purchase effective September 1, 2000, however, no shareholder activity occurred until December 26, 2000. The performance shown for the Class A Shares prior to December 26, 2000 reflects the historical performance of the Class I Shares, and has been adjusted for the maximum sales charge applicable to the Class A Shares as well as Class A Shares 12b-1 fees.

**Aggregate

HOW DID THE FUND'S RETURN COMPARE TO THE BENCHMARK RETURNS?

The Fund's Class I Shares posted a total return of 0.21% for the six-month period ended February 28, 2005. The Lehman 5-Year Municipal Bond Index returned 0.41%. The differential is the underlying expense ratio of the Fund.


WHAT WERE YOUR KEY STRATEGIES DURING THE YEAR, AND HOW DID THEY AFFECT PERFORMANCE?

We expected interest rates to continue their upward trend during the six-month period. As such, we shortened the duration, or interest-rate sensitivity, of the portfolio and overweighted maturities at the shorter-end of the yield curve. This allowed us to take advantage of higher yields as they became available in the market.

State and local balance sheets appeared to be in decent shape, and the economy continued to grow. To that end, we overweighted revenue bonds relative to general obligation bonds.

WHAT IS YOUR OUTLOOK?

We expect interest rates to continue their upward trend throughout the next six to nine months. We therefore plan to keep the Fund's average maturity relatively short, which should allow us to quickly take advantage of higher rates. In addition, we plan to continue focusing on variable-rate securities, which also should enable us to quickly capture higher yields. The higher-rate environment should push bond prices lower, so we will consider buying discount tax-exempt notes as maturities come due within the next six months. We also may purchase variable-rate notes to capture higher yields.

                        REGIONS MORGAN KEEGAN SELECT LEADER TAX-EXEMPT BOND FUND

CREDIT QUALITY(+)_______________________________________________________________
AS OF 2/28/05

                         % OF TOTAL INVESTMENTS
-----------------------------------------------

AAA .................................    61.3%
AA+ .................................     9.7%
AA ..................................    11.6%

                         % OF TOTAL INVESTMENTS
-----------------------------------------------

AA- .................................     0.2%
Non-Rated ...........................    17.2%

STATE DIVERSIFICATION(+)
AS OF 2/28/05

                                  % OF TOTAL INVESTMENTS
--------------------------------------------------------


Illinois .....................................     10.3%
Washington ...................................      8.2%
Texas ........................................      7.8%
Nevada .......................................      6.6%
Arkansas .....................................      6.5%
Kentucky .....................................      6.4%
Florida ......................................      6.4%
Nebraska .....................................      6.3%
South Dakota .................................      6.3%
Indiana ......................................      5.0%
Maryland .....................................      4.2%
Oregon .......................................      3.9%

(+)The Fund's composition is subject to change.

                                  % OF TOTAL INVESTMENTS
--------------------------------------------------------

Colorado .....................................      2.9%
Alaska .......................................      2.9%
Missouri .....................................      2.4%
New Jersey ...................................      2.4%
Kansas .......................................      2.4%
Michigan .....................................      2.1%
North Carolina ...............................      2.0%
Louisiana ....................................      2.0%
New Mexico ...................................      1.6%
Tennessee ....................................      1.1%
Short Term Investments .......................      0.3%








DEFINITION OF TERMS_____________________________________________________________

(1)The Lehman Brothers 5-Year Municipal Bond Index is an unmanaged index investment grade fixed rate debt obligations issued by state and local government entities, with maturities of no more than six years.

The above index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees, or the deduction of taxes. The Fund's performance does reflect the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

REGIONS MORGAN KEEGAN SELECT LEADER INTERMEDIATE BOND FUND


PORTFOLIO MANAGERS:  John B. Norris, Senior Vice President, Morgan Asset Management, Inc.
                     Michael L. Smith, Senior Portfolio Manager, Morgan Asset Management, Inc.

OBJECTIVE AND STRATEGY__________________________________________________________

The Regions Morgan Keegan Select LEADER Intermediate Bond Fund seeks to produce current income consistent with preservation of capital. By limiting the maturity of its portfolio securities, the Fund seeks to moderate principal fluctuations. In addition, the Fund's Adviser seeks to increase total return by actively managing portfolio maturity and security selection considering economic and market conditions. INVESTMENT CONCERNS: Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.


Q&A_____________________________________________________________________________

                                   AVERAGE ANNUAL TOTAL RETURN
                                     AS OF FEBRUARY 28, 2005*
                               SIX
                             MONTHS**   1 YEAR    5 YEAR     10 YEAR
----------------------------------------------------------------------
CLASS A SHARES
   exclusive of sales load      -0.36%   -2.63%     6.05%        5.43%
   with sales load
   (maximum 2.00%)              -2.37%   -4.59%     5.62%        5.22%
----------------------------------------------------------------------
CLASS I SHARES                  -0.30%   -2.42%     6.27%        5.70%
----------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THESE PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 877-757-7424.

*The quoted returns reflect the performance of the Fund only from February 18 to February 28, 2005. The quoted returns reflect the performance from March 1, 1995 to February 18, 2005 of the LEADER Intermediate Bond Fund, a series of LEADER Mutual Funds, and predecessor fund to the Regions Morgan Keegan Select LEADER Intermediate Bond Fund. On February 18, 2005, the LEADER Intermediate Bond Fund merged into the Regions Morgan Keegan Select LEADER Intermediate Bond Fund.

The Class A Shares were initially offered for purchase effective September 1, 2000, however, no shareholder activity occurred until December 26, 2000. The performance shown for the Class A Shares prior to December 26, 2000 reflects the historical performance of the Class I Shares, and has been adjusted for the maximum sales charge applicable to the Class A Shares as well as Class A Shares 12b-1 fees.

**Aggregate

HOW DID THE FUND'S RETURN COMPARE TO THE BENCHMARK RETURNS?

The Fund's Class I Shares posted a total return of -0.30% for the six-months ended February 28, 2005. The Fund's benchmark, the Lehman Brothers Intermediate Government/Credit Bond Index(1), returned 0.25%. The difference in returns largely is due to the underlying expense ratio of the Fund--charges that do not apply to the index.

WHAT WERE YOUR KEY STRATEGIES DURING THE YEAR, AND HOW DID THEY AFFECT PERFORMANCE?

After the merger between Union Planters Corporation and Regions Financial Corporation, we began to adjust the portfolio to better meet the overall investment parameters and strategy of the Adviser, Morgan Asset Management, the new investment adviser for the LEADER Funds. As such, we began to shift out of some lower-rated corporate credits and to shorten the Fund's duration, or sensitivity to interest rate changes, to align it with that of the index.(+)

We maintained an underweight in Treasuries and slight overweights in mortgage-backed, agency and corporate securities. In the corporate sector we focused on quality issues and further reduced the Fund's positions in certain weaker corporate credits, including General Motors and Ford Motor Company. Although this action didn't have a significant impact on the Fund's six-month return, we believe it will benefit the portfolio going forward. Our decision to overweight mortgages proved to be a good sector call, because mortgage securities performed extremely well on a relative basis.(+)

Overall, our focus on mortgage, agency and corporate securities enhanced the Fund's yield during the six-month period and helped the Fund's return keep pace with the index, before fees.(+)

WHAT IS YOUR OUTLOOK FOR THE BOND MARKET?

Looking ahead, interest rates are likely to increase at a moderate pace. We expect the yield on the 10-year Treasury may reach 4.50% to 5.75% by year end. We believe inflation may continue to show modest gains, but we don't expect significant price increases. We believe that job growth will continue to improve, albeit modestly. These factors could promote continued economic growth and a relatively uneventful bond market throughout the next six months.

(+)The Fund's composition is subject to change.

                      REGIONS MORGAN KEEGAN SELECT LEADER INTERMEDIATE BOND FUND


CREDIT QUALITY(+)_______________________________________________________________
AS OF 2/28/05

                      % OF TOTAL INVESTMENTS
--------------------------------------------

AAA ...............................     5.7%
AA ................................     6.4%
A .................................    32.1%
BBB ...............................     6.4%

                      % OF TOTAL INVESTMENTS
--------------------------------------------

Agency ............................    35.3%
Treasury ..........................    11.4%
Other .............................     2.7%

ASSET ALLOCATION(+)_____________________________________________________________
AS OF 2/28/05

                                      % OF TOTAL INVESTMENTS
------------------------------------------------------------

Corporate Bonds ....................................   40.5%
Government and Agency Bonds ........................   34.9%
Collateralized Mortgage Obligations ................   12.5%
U.S. Treasury Obligations ..........................   11.4%
Short Term Investments .............................    0.7%

(+)The Fund's composition is subject to change.








DEFINITION OF TERMS

(1)The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates 22 years.

The index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees, or the deduction of taxes. The Fund's performance does reflect the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

REGIONS MORGAN KEEGAN SELECT LEADER TAX-EXEMPT MONEY MARKET FUND


PORTFOLIO MANAGERS:  John B. Norris, Senior Vice President, Morgan Asset Management, Inc.
                     Chad A. Stafko, Assistant Vice President, Morgan Asset Management, Inc.

OBJECTIVE AND STRATEGY__________________________________________________________

The Regions Morgan Keegan Select LEADER Tax-Exempt Money Market Fund seeks maximum current income exempt from federal income tax consistent with preservation of capital and liquidity. The Fund invests in high quality short-term tax-exempt money market instruments with maturities of 397 days or less.

INVESTMENT CONCERNS: A portion of the Fund's income may be subject to the federal alternative minimum tax and/or certain state and local taxes. An investment in the Fund is neither guaranteed nor insured by the FDIC or any other Government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

Q&A_____________________________________________________________________________

The seven-day yield(1) for the Fund's Class I Shares was 1.44% as of February 28, 2005. For investors in the 35% federal income tax bracket, this tax-exempt yield translates to a taxable-equivalent yield of 2.22%.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THESE PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 877-757-7424.

HOW DID THE FUND PERFORM?

The Fund's yield reflects the rising interest rate environment sparked by the Federal Reserve's rate-tightening campaign. The Federal Reserve implemented four 25-basis-point (0.25%) rate hikes during the six-month period, which prompted slightly higher rates in the tax-exempt market.

WHAT WERE YOUR KEY STRATEGIES?

We continued to implement strategies designed to generate attractive yields for our shareholders while maintaining the Fund's quality and liquidity guidelines. In the beginning of the six-month period, we tried to maintain a relatively short average maturity to take advantage of the rising-rate environment. Later in the period, as yields moved higher, we slightly extended the Fund's average maturity by moving into securities in the nine- to 13-month maturity range. We maintained a "barbell" maturity strategy, investing a portion of the Fund in these longer-term securities for their yield advantages and investing the remainder in very short-term securities for liquidity and the ability to quickly invest in higher-yielding securities. At the end of February, the Fund's weighted average maturity was 35 days, compared to 24 days on August 31, 2004.(+)

Another key strategy was to invest a significant amount of the Fund's assets in variable-rate notes, which offer yields that reset weekly or monthly. This, too, helped us quickly take advantage of higher interest rates. We also increased the Fund's allocation to corporate and government agency securities to boost the Fund's yield.(+)

WHAT IS YOUR OUTLOOK?

We believe interest rates may continue to increase throughout the next six to nine months. We therefore plan to maintain a relatively short weighted average maturity, which should enable us to invest in securities offering higher yields. We also plan to maintain our current sector strategies, attempting to boost yield by focusing on variable-rate notes.


MATURITY BREAKDOWN(+)
AS OF 2/28/05

                                       % OF TOTAL INVESTMENTS
-------------------------------------------------------------

1-14 Days ......................................     61.4%
15-29 Days .....................................      3.8%
30-59 Days .....................................     18.6%
60-179 Days ....................................     11.2%
180-365 Days ...................................      5.0%

(+)The Fund's composition is subject to change.

(1)The 7-day yield is as of February 28, 2005. The yield more closely reflects the current earnings of the Fund than does the total return quotation. Certain fees of the Fund are currently being voluntarily waived, resulting in higher yields than would occur if full fees were charged.

                           REGIONS MORGAN KEEGAN SELECT LEADER MONEY MARKET FUND

PORTFOLIO MANAGERS:  John B. Norris, Senior Vice President, Morgan Asset Management, Inc.
                     Chad A. Stafko, Assistant Vice President, Morgan Asset Management, Inc.

OBJECTIVE AND STRATEGY__________________________________________________________

The Regions Morgan Keegan Select LEADER Money Market Fund seeks maximum current income consistent with preservation of capital and liquidity. The Fund invests in high quality, short-term money market instruments with remaining maturities of 397 days or less.

INVESTMENT CONCERNS: An investment in the Fund is neither guaranteed nor insured by the FDIC or any other Government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

Q&A_____________________________________________________________________________

The seven-day yield(1) for the Fund's Class I Shares was 1.99% as of February 28, 2005.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THESE PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 877-757-7424.

HOW DID THE FUND PERFORM?

The increase in the Fund's yield reflects the continued rise in short-term interest rates. Rising inflation remained a threat, and the Federal Reserve continued its policy of "measured" rate hikes, which led to higher yields among money market securities.

WHAT WERE YOUR KEY STRATEGIES?

We also focused on variable-rate securities and commercial paper, which helped us capture relatively higher yields. The Fund's weighted average maturity went from 51 days as of August 31, 2004, to 71 days on February 28, 2005.+

WHAT IS YOUR OUTLOOK?

We expect interest rates to continue their upward trend throughout the next six- to nine-months. We therefore plan to gradually shorten the Fund's maturity, which may allow us to quickly take advantage of higher rates. In addition, we plan to continue focusing on variable-rate securities, which could also enable us to quickly capture higher yields.


MATURITY BREAKDOWN(+)
AS OF 2/28/05

                                       % OF TOTAL INVESTMENTS
-------------------------------------------------------------

1-14 Days                                        45.7%
15-29 Days                                        8.9%
30-59 Days                                        7.0%
60-179 Days                                      26.7%
180-365 Days                                     11.7%

(+)The Fund's composition is subject to change.

(1)The 7-day yield is as of February 28, 2005. The yield more closely reflects the current earnings of the Fund than does the total return quotation. Certain fees of the Fund are currently being voluntarily waived, resulting in higher yields than would occur if full fees were charged.

GROWTH EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    SECURITY DESCRIPTION        SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS -- 96.8%
AEROSPACE -- 2.7%
United Technologies Corp. ...     10,000    $   998,800
                                            -----------
COMPUTER SOFTWARE -- 8.1%
Adobe Systems, Inc. .........     15,000        926,250
Citrix Systems, Inc.*........     20,000        450,000
Electronic Arts, Inc.*.......     10,000        644,900
Microsoft Corp. .............     36,600        921,588
                                            -----------
                                              2,942,738
                                            -----------
COMPUTERS & BUSINESS EQUIPMENT -- 10.1%
Cisco Systems, Inc.*.........     50,000        871,000
EMC Corp.*...................     80,000      1,012,800
Network Appliance, Inc.*.....     60,000      1,800,600
                                            -----------
                                              3,684,400
                                            -----------
COSMETICS & TOILETRIES -- 2.2%
Procter & Gamble Co. ........     15,400        817,586
                                            -----------
DIVERSIFIED OPERATIONS -- 3.9%
General Electric Co. ........     40,000      1,408,000
                                            -----------
DRUGS & HEALTHCARE -- 11.4%
Abbott Laboratories..........     10,700        492,093
Caremark Rx, Inc.*...........     11,610        444,431
Genzyme Corp.*...............     20,000      1,121,800
Gilead Sciences, Inc.*.......     30,000      1,036,500
Invitrogen Corp.*............     15,000      1,049,400
                                            -----------
                                              4,144,224
                                            -----------
E-COMMERCE & SERVICES -- 3.5%
eBay, Inc.*..................     30,000      1,285,200
                                            -----------
FINANCE & BANKING -- 4.0%
American Express Co. ........     10,000        541,500
Bank of America Corp. .......     20,000        933,000
                                            -----------
                                              1,474,500
                                            -----------
MEDICAL INSTRUMENTS -- 12.9%
Boston Scientific Corp.*.....     35,000      1,143,100
Medtronic, Inc. .............     12,700        661,924
St. Jude Medical, Inc.*......     34,000      1,329,400
Zimmer Holdings, Inc.*.......     18,000      1,546,200
                                            -----------
                                              4,680,624
                                            -----------
MINING -- 1.2%
Newmont Mining Corp. ........     10,000        450,200
                                            -----------

    SECURITY DESCRIPTION        SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
OIL & GAS -- 15.8%
Apache Corp. ................     10,000    $   628,800
Burlington Resources,
  Inc. ......................     25,000      1,240,750
ChevronTexaco Corp. .........     20,000      1,241,600
ConocoPhillips...............     10,000      1,108,900
GlobalSantaFe Corp. .........     20,000        750,000
Schlumberger Ltd. ...........     10,000        754,500
                                            -----------
                                              5,724,550
                                            -----------
RETAIL -- 3.9%
Lowe's Companies, Inc. ......     16,000        940,480
Wal-Mart Stores, Inc. .......      9,600        495,456
                                            -----------
                                              1,435,936
                                            -----------
SEMICONDUCTORS -- 7.7%
Applied Materials, Inc.*.....     60,000      1,050,000
Intel Corp. .................     20,000        479,600
KLA-Tencor Corp.*............     10,000        494,100
Texas Instruments, Inc. .....     30,000        794,100
                                            -----------
                                              2,817,800
                                            -----------
STEEL -- 3.4%
Nucor Corp. .................     20,000      1,246,800
                                            -----------
TELECOMMUNICATIONS -- 3.0%
QUALCOMM, Inc. ..............     30,000      1,083,300
                                            -----------
UTILITIES -- 3.0%
Duke Energy Corp. ...........     40,000      1,079,600
                                            -----------
TOTAL COMMON STOCKS --
  (Cost $27,991,152)....................     35,274,258
                                            -----------
SHORT TERM INVESTMENTS -- 3.2%
MUTUAL FUND -- 3.2%
Fifth Third Government Money
  Market, Institutional
  Class......................  1,173,066      1,173,066
                                            -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $1,173,066).....................      1,173,066
                                            -----------
TOTAL INVESTMENTS --
  (Cost $29,164,218)(a) -- 100.0%.......     36,447,324
LIABILITIES IN EXCESS OF OTHER ASSETS --
  0.0%..................................         (5,397)
                                            -----------
NET ASSETS -- 100.0%....................    $36,441,927
                                            ===========

---------------

(a) Represents cost for financial reporting and is substantially the same for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................  $7,932,145
Unrealized depreciation.....................................    (649,039)
                                                              ----------
Net unrealized appreciation.................................  $7,283,106
                                                              ==========

*  Represents non-income producing securities.

              See accompanying notes to the financial statements.

                                                            GROWTH & INCOME FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    SECURITY DESCRIPTION       SHARES        VALUE
------------------------------------------------------
COMMON STOCKS -- 98.6%
AEROSPACE -- 1.4%
United Technologies Corp. ...   20,000    $  1,997,600
                                          ------------
CHEMICALS -- 3.0%
Dow Chemical Co. ............   75,000       4,136,250
                                          ------------
COMPUTER SOFTWARE -- 2.7%
Microsoft Corp. .............  150,000       3,777,000
                                          ------------
COMPUTERS & BUSINESS EQUIPMENT -- 6.5%
Cisco Systems, Inc.*.........  160,000       2,787,200
Dell, Inc.*..................   85,000       3,407,650
EMC Corp.*...................  165,000       2,088,900
Sun Microsystems, Inc.*......  180,000         759,600
                                          ------------
                                             9,043,350
                                          ------------
CONSTRUCTION & HOUSING -- 0.5%
Centex Corp. ................   10,000         635,900
                                          ------------
COSMETICS & TOILETRIES -- 1.9%
Procter & Gamble Co. ........   49,000       2,601,410
                                          ------------
DIVERSIFIED OPERATIONS -- 4.5%
Danaher Corp. ...............   20,000       1,083,400
General Electric Co. ........  125,000       4,400,000
Textron, Inc. ...............   10,000         773,500
                                          ------------
                                             6,256,900
                                          ------------
DRUGS & HEALTHCARE -- 5.1%
Bristol-Myers Squibb Co. ....   80,000       2,002,400
Gilead Sciences, Inc.*.......   70,000       2,418,500
Pfizer, Inc. ................  100,000       2,629,000
                                          ------------
                                             7,049,900
                                          ------------
E-COMMERCE & SERVICES -- 0.3%
eBay, Inc.*..................   10,000         428,400
                                          ------------
FINANCE & BANKING -- 16.2%
Bank of America Corp. .......  102,212       4,768,190
Citigroup, Inc. .............   48,333       2,306,451
J.P. Morgan Chase & Co. .....  104,824       3,831,317
KeyCorp......................  100,000       3,300,000
Mellon Financial Corp. ......   36,600       1,049,688
Wachovia Corp. ..............   98,530       5,223,075
Wells Fargo & Co. ...........   30,200       1,793,276
                                          ------------
                                            22,271,997
                                          ------------
FOOD & BEVERAGES -- 2.5%
ConAgra Foods, Inc. .........  125,000       3,415,000
                                          ------------
MEDICAL INSTRUMENTS -- 7.1%
Johnson & Johnson............   60,000       3,936,000
Medtronic, Inc. .............   55,152       2,874,522
Zimmer Holdings, Inc.*.......   35,000       3,006,500
                                          ------------
                                             9,817,022
                                          ------------
MINING -- 1.3%
Newmont Mining Corp. ........   40,000       1,800,800
                                          ------------

    SECURITY DESCRIPTION       SHARES        VALUE
------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
OIL & GAS -- 23.0%
Burlington Resources,
  Inc. ......................  100,000    $  4,963,000
ChevronTexaco Corp. .........  100,000       6,208,000
ConocoPhillips...............   35,344       3,919,296
Exxon Mobil Corp. ...........  100,000       6,331,000
Sunoco, Inc. ................   70,000       6,937,001
Valero Energy Corp. .........   46,322       3,299,979
                                          ------------
                                            31,658,276
                                          ------------
PAPER & RELATED PRODUCTS -- 2.3%
Georgia-Pacific Corp. .......   90,000       3,222,900
                                          ------------
RAILROADS -- 1.8%
Burlington Northern Santa Fe
  Corp. .....................   50,000       2,513,500
                                          ------------
RESTAURANTS -- 0.7%
McDonald's Corp. ............   29,400         972,552
                                          ------------
RETAIL -- 5.0%
Best Buy Company, Inc. ......   25,000       1,350,500
Lowe's Companies, Inc. ......   60,000       3,526,800
Wal-Mart Stores, Inc. .......   40,000       2,064,400
                                          ------------
                                             6,941,700
                                          ------------
SEMICONDUCTORS -- 6.1%
Applied Materials, Inc.*.....  200,000       3,500,000
Intel Corp. .................  125,000       2,997,500
Texas Instruments, Inc. .....   75,000       1,985,250
                                          ------------
                                             8,482,750
                                          ------------
STEEL -- 0.9%
Nucor Corp. .................   10,000         623,400
United States Steel Corp. ...   10,000         623,600
                                          ------------
                                             1,247,000
                                          ------------
TELECOMMUNICATIONS -- 3.5%
Corning, Inc.*...............   70,000         802,900
Nextel Communications, Inc.,
  Class A*...................   50,000       1,471,500
Verizon Communications,
  Inc. ......................   35,990       1,294,560
Vodafone Group PLC -- ADR....   50,000       1,314,500
                                          ------------
                                             4,883,460
                                          ------------
UTILITIES -- 2.3%
Southern Co. ................  100,000       3,212,000
                                          ------------
TOTAL COMMON STOCKS --
  (Cost $86,688,421)..................     136,365,667
                                          ------------
PREFERRED STOCKS -- 0.6%
FINANCE & BANKING -- 0.6%
Harris Preferred Capital,
  Series A, 7.375%...........   30,000         764,700
                                          ------------
TOTAL PREFERRED STOCKS --
  (Cost $750,000).....................         764,700
                                          ------------

                                   continued

GROWTH & INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    SECURITY DESCRIPTION       SHARES        VALUE
------------------------------------------------------
SHORT TERM INVESTMENTS -- 0.7%
MUTUAL FUND -- 0.7%
Fifth Third Government Money
  Market, Institutional
  Class......................  991,174    $    991,174
                                          ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $991,174).....................         991,174
                                          ------------
TOTAL INVESTMENTS -- (Cost
  $88,429,595)(a) -- 99.9%............     138,121,541
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.1%.................         101,235
                                          ------------
NET ASSETS -- 100.0%..................    $138,222,776
                                          ============

---------------

(a) Represents cost for financial reporting and is substantially the same for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................  $53,272,806
Unrealized depreciation.....................................   (3,580,860)
                                                              -----------
Net unrealized appreciation.................................  $49,691,946
                                                              ===========

*  Represents non-income producing securities.

ADR -- American Depository Receipt

              See accompanying notes to the financial statements.

                                                                   BALANCED FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


   SECURITY DESCRIPTION       SHARES          VALUE
------------------------------------------------------
COMMON STOCKS -- 60.5%
AEROSPACE -- 1.8%
United Technologies
  Corp. ..................       10,000    $   998,800
                                           -----------
AUTOMOBILES & TRUCKS -- 1.4%
PACCAR, Inc. .............       10,000        752,600
                                           -----------
BREWERY -- 1.3%
Anheuser-Busch Companies,
  Inc. ...................       15,000        711,750
                                           -----------
COMPUTER SOFTWARE -- 1.8%
Microsoft Corp. ..........       40,000      1,007,200
                                           -----------
COMPUTERS & BUSINESS EQUIPMENT -- 0.7%
International Business
  Machines Corp. .........        4,000        370,320
                                           -----------
COSMETICS & TOILETRIES -- 1.0%
Procter & Gamble Co. .....       10,000        530,900
                                           -----------
DIVERSIFIED OPERATIONS -- 3.6%
3M Co. ...................       11,000        923,340
General Electric Co. .....       17,000        598,400
Ingersoll-Rand Co., Class
  A.......................        2,400        202,200
Textron, Inc. ............        3,000        232,050
                                           -----------
                                             1,955,990
                                           -----------
DRUGS & HEALTHCARE -- 2.9%
Bristol-Myers Squibb
  Co. ....................       35,000        876,050
Gilead Sciences, Inc.*....       20,000        691,000
                                           -----------
                                             1,567,050
                                           -----------
E-COMMERCE & SERVICES -- 0.8%
eBay, Inc.*...............       10,000        428,400
                                           -----------
FINANCE & BANKING -- 11.1%
American Express Co. .....       11,000        595,650
Bank of America Corp. ....       25,106      1,171,195
Citigroup, Inc. ..........       12,000        572,640
J.P. Morgan Chase &
  Co. ....................        4,000        146,200
KeyCorp...................       15,000        495,000
Lehman Brothers Holdings,
  Inc. ...................        6,000        547,080
Wachovia Corp. ...........       28,480      1,509,725
Wells Fargo & Co. ........       17,000      1,009,460
                                           -----------
                                             6,046,950
                                           -----------
FOOD & BEVERAGES -- 2.5%
ConAgra Foods, Inc. ......       25,000        683,000
PepsiCo, Inc. ............       13,000        700,180
                                           -----------
                                             1,383,180
                                           -----------
MACHINERY & EQUIPMENT -- 0.5%
Caterpillar, Inc. ........        3,000        285,150
                                           -----------

                              SHARES
                                OR
                             PRINCIPAL
   SECURITY DESCRIPTION       AMOUNT          VALUE
------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
MEDICAL INSTRUMENTS -- 2.8%
Johnson & Johnson.........       15,000    $   984,000
Medtronic, Inc. ..........       10,000        521,200
                                           -----------
                                             1,505,200
                                           -----------
MINING -- 5.5%
Newmont Mining Corp. .....       20,000        900,400
Phelps Dodge Corp. .......       20,000      2,129,000
                                           -----------
                                             3,029,400
                                           -----------
OIL & GAS -- 16.1%
Burlington Resources,
  Inc. ...................       10,000        496,300
ChevronTexaco Corp. ......       20,000      1,241,600
ConocoPhillips............       12,000      1,330,680
Devon Energy Corp. .......       18,000        842,220
Exxon Mobil Corp. ........       25,000      1,582,750
GlobalSantaFe Corp. ......       20,000        750,000
Schlumberger Ltd. ........        7,500        565,875
Sunoco, Inc. .............       20,000      1,981,999
                                           -----------
                                             8,791,424
                                           -----------
RETAIL -- 2.9%
Lowe's Companies, Inc. ...       20,000      1,175,600
Walgreen Co. .............       10,000        428,300
                                           -----------
                                             1,603,900
                                           -----------
SEMICONDUCTORS -- 1.4%
Intel Corp. ..............       32,000        767,360
                                           -----------
TELECOMMUNICATIONS -- 1.0%
Nokia Oyj -- ADR..........       10,000        161,400
QUALCOMM, Inc. ...........       10,000        361,100
                                           -----------
                                               522,500
                                           -----------
TOBACCO -- 1.4%
UST, Inc. ................       14,000        765,100
                                           -----------
TOTAL COMMON STOCKS --
  (Cost $26,088,497)...................     33,023,174
                                           -----------
CORPORATE BONDS -- 12.0%
AEROSPACE -- 0.9%
United Technologies Corp.,
  4.875%, 11/1/2006.......  $   500,000        508,159
                                           -----------
COMPUTERS & BUSINESS EQUIPMENT -- 0.9%
Hewlett-Packard Co.,
  5.50%, 7/1/2007.........      500,000        515,504
                                           -----------
DRUGS & HEALTHCARE -- 1.9%
Abbott Laboratories,
  5.625%, 7/1/2006........      500,000        512,159
Bristol-Myers Squibb Co.,
  4.75%, 10/1/2006........      500,000        506,851
                                           -----------
                                             1,019,010
                                           -----------

                                   continued

BALANCED FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                             PRINCIPAL
   SECURITY DESCRIPTION       AMOUNT          VALUE
------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
FINANCE & BANKING -- 3.8%
General Electric Capital
  Corp., 2.85%,
  1/30/2006...............  $   500,000    $   497,144
Goldman Sachs Group, Inc.,
  4.125%, 1/15/2008.......      500,000        499,931
Morgan Stanley, 6.10%,
  4/15/2006...............      500,000        513,067
National Rural Utilities
  Cooperative Finance
  Corp., 3.00%,
  2/15/2006...............      500,000        496,904
                                           -----------
                                             2,007,046
                                           -----------
INSURANCE -- 0.9%
Allstate Corp., 5.375%,
  12/1/2006...............      500,000        510,924
                                           -----------
MINING -- 0.9%
Alcoa, Inc., 4.25%,
  8/15/2007...............      500,000        501,702
                                           -----------
OIL & GAS -- 0.9%
ConocoPhillips, 4.75%,
  10/15/2012..............      500,000        504,015
                                           -----------
RETAIL -- 0.9%
Wal-Mart Stores, Inc.,
  4.375%, 7/12/2007.......      500,000        505,419
                                           -----------
TELECOMMUNICATIONS -- 0.9%
Verizon Global Funding
  Corp., 4.00%,
  1/15/2008...............      500,000        497,586
                                           -----------
TOTAL CORPORATE BONDS -- (Cost
  $6,645,907)..........................      6,569,365
                                           -----------
GOVERNMENT AND AGENCY BONDS -- 9.5%
FANNIE MAE -- 7.5%
2.343%, 7/22/2005(b)......    1,000,000        988,679
3.125%, 7/15/2006.........    1,000,000        994,366
6.625%, 10/15/2007........    1,000,000      1,066,854
6.00%, 5/15/2008..........    1,000,000      1,058,562
                                           -----------
                                             4,108,461
                                           -----------

                              SHARES
                                OR
                             PRINCIPAL
   SECURITY DESCRIPTION       AMOUNT          VALUE
------------------------------------------------------
GOVERNMENT AND AGENCY BONDS -- (CONTINUED)
FEDERAL HOME LOAN BANK -- 2.0%
6.21%, 6/2/2009...........  $ 1,000,000    $ 1,081,549
                                           -----------
TOTAL GOVERNMENT AND AGENCY BONDS --
  (Cost $5,048,434)....................      5,190,010
                                           -----------
U.S. TREASURY OBLIGATIONS -- 10.9%
U.S. TREASURY BILLS -- 2.7%
2.277, 4/7/2005(b)........    1,500,000      1,496,160
                                           -----------
U.S. TREASURY NOTES -- 8.2%
1.50%, 7/31/2005..........    1,500,000      1,491,387
2.75%, 6/30/2006..........    1,000,000        991,484
3.125%, 5/15/2007.........    2,000,000      1,978,516
                                           -----------
                                             4,461,387
                                           -----------
TOTAL U.S. TREASURY OBLIGATIONS --
  (Cost $5,997,473)....................      5,957,547
                                           -----------
SHORT TERM INVESTMENTS -- 6.9%
MUTUAL FUND -- 6.9%
Fifth Third Government
  Money Market,
  Institutional Class.....    2,750,990      2,750,990
Victory Institutional
  Money Market, Investor
  Class...................    1,041,323      1,041,323
                                           -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $3,792,313)....................      3,792,313
                                           -----------
TOTAL INVESTMENTS --
  (Cost $47,572,624)(a) -- 99.8%.......     54,532,409
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.2%..................        114,163
                                           -----------
NET ASSETS -- 100.0%...................    $54,646,572
                                           ===========

---------------

(a) Represents cost for financial reporting and is substantially the same for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................  $ 8,173,256
Unrealized depreciation.....................................   (1,213,471)
                                                              -----------
Net unrealized appreciation.................................  $ 6,959,785
                                                              ===========

(b) Discount Note. The rate disclosed represents effective yield at purchase.

* Represents non-income producing securities.

ADR -- American Depository Receipt

              See accompanying notes to the financial statements.

                                                            TAX-EXEMPT BOND FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             PRINCIPAL
   SECURITY DESCRIPTION       AMOUNT          VALUE
------------------------------------------------------
MUNICIPAL BONDS -- 100.8%
ALASKA -- 2.9%
Anchorage, Alaska, General
  Obligation, Series A,
  5.625%, 9/1/2016, MBIA..  $350,000....   $   393,957
                                           -----------
ARKANSAS -- 6.6%
Arkansas State Development
  Finance Authority,
  Public Health Laboratory
  Project Revenue, 4.00%,
  12/1/2011, AMBAC........  250,000....        257,898
Beaver Water District,
  Arkansas, Benton &
  Washington Counties
  Water Revenue, 4.00%,
  11/15/2009, AMBAC.......  250,000....        260,205
Rogers, Arkansas, Sales &
  Use Tax Revenue, Series
  A, 4.25%, 9/1/2008,
  FGIC....................  350,000....        367,020
                                           -----------
                                               885,123
                                           -----------
COLORADO -- 3.0%
Denver, Colorado, City &
  County Airport Revenue,
  Series E, 6.00%,
  11/15/2011, MBIA........  350,000....        399,144
                                           -----------
FLORIDA -- 6.4%
Orange County, Florida,
  Water Utilities Systems
  Revenue, 4.75%,
  10/1/2014...............  500,000....        526,285
Palm Beach County,
  Florida, Solid Waste
  Authority Revenue,
  Series A, 6.00%,
  10/1/2009, AMBAC........  300,000....        335,904
                                           -----------
                                               862,189
                                           -----------
ILLINOIS -- 10.5%
Cook County, Illinois,
  Community College
  District No. 508
  Revenue, Series C,
  7.70%, 12/1/2007,
  MBIA....................  750,000....        844,687
Illinois Health Facilities
  Authority, Advocate
  Network Health Care
  Revenue, 6.125%,
  11/15/2022..............  500,000....        554,180
                                           -----------
                                             1,398,867
                                           -----------

                             PRINCIPAL
   SECURITY DESCRIPTION       AMOUNT          VALUE
------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
INDIANA -- 5.1%
Hamilton Southeastern,
  Indiana, Consolidated
  School Building Corp.
  Revenue, 4.871%,
  7/1/2015(b), AMBAC......  $500,000....   $   317,690
Indiana State Fair
  Commission, Fairgrounds
  Revenue, 4.10%,
  1/1/2013, AMBAC.........  350,000....        362,072
                                           -----------
                                               679,762
                                           -----------
KANSAS -- 2.4%
Kansas State Development
  Finance Authority,
  Department of Commerce &
  Housing Revenue, 5.00%,
  6/1/2011, MBIA..........  300,000....        327,315
                                           -----------
KENTUCKY -- 6.4%
Kentucky State Property &
  Building Commission,
  Project No. 68 Revenue,
  5.75%, 10/1/2012........  500,000....        566,830
Kentucky, Interlocal
  School Transportation
  Association, Equipment
  Lease Revenue, Series
  2003, 3.125%, 3/1/2009..  300,000....        300,126
                                           -----------
                                               866,956
                                           -----------
LOUISIANA -- 2.0%
Louisiana Public
  Facilities Authority,
  Pendleton Memorial
  Methodist Hospital
  Revenue, 5.25%,
  6/1/2017................  250,000....        270,253
                                           -----------
MARYLAND -- 4.3%
Maryland State, State &
  Local Facilities,
  General Obligation,
  Series II, 5.50%,
  7/15/2013...............  500,000....        573,135
                                           -----------
MICHIGAN -- 2.1%
Michigan Public Power
  Agency, Combustion
  Turbine Project No. 1
  Revenue, Series A,
  5.25%, 1/1/2012,
  AMBAC...................  250,000....        277,635
                                           -----------

                                   continued

TAX-EXEMPT BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                             PRINCIPAL
   SECURITY DESCRIPTION       AMOUNT          VALUE
------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
MISSOURI -- 2.5%
Missouri State
  Environmental
  Improvement & Energy
  Resources Authority,
  Water Pollution
  Revolving Funds Program
  Revenue, Series B,
  5.25%, 1/1/2011.........  $300,000....   $   331,608
                                           -----------
NEBRASKA -- 6.3%
Omaha Public Power
  District, Nebraska
  Electric Revenue, Series
  B, 6.15%, 2/1/2012......  750,000....        851,820
                                           -----------
NEVADA -- 6.7%
Clark County, Nevada
  Highway Improvement,
  Motor Vehicle Fuel Tax
  Revenue, 5.125%,
  7/1/2017, AMBAC.........  480,000....        519,667
Washoe County, Nevada,
  General Obligation,
  Series A, 5.50%,
  11/1/2011, FGIC.........  340,000....        382,439
                                           -----------
                                               902,106
                                           -----------
NEW JERSEY -- 2.4%
North Jersey District
  Water Supply, Wanaque
  South Project Revenue,
  Series A, 5.00%,
  7/1/2012, MBIA..........  300,000....        329,052
                                           -----------
NEW MEXICO -- 1.6%
University of New Mexico,
  University Revenue,
  Series A, 5.00%,
  6/1/2010................  200,000....        216,642
                                           -----------
NORTH CAROLINA -- 2.0%
North Carolina,
  Infrastructure Financial
  Corp., Correctional
  Facilities Lease
  Revenue, 5.00%,
  10/1/2011...............  250,000....        272,778
                                           -----------
OREGON -- 3.9%
Salem-Keizer, Oregon,
  School District No. 24J,
  General Obligation,
  5.10%, 6/1/2012, FSA....  500,000....        530,935
                                           -----------


                             PRINCIPAL
   SECURITY DESCRIPTION       AMOUNT          VALUE
------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
SOUTH DAKOTA -- 6.4%
Heartland Consumers Power
  District, South Dakota
  Electric Revenue,
  6.375%, 1/1/2016........  $530,000....   $   610,575
South Dakota Housing
  Development Authority,
  Homeownership Mortgage
  Revenue, Series G,
  3.45%, 5/1/2010.........  250,000....        246,963
                                           -----------
                                               857,538
                                           -----------
TENNESSEE -- 1.1%
Jackson, Tennessee,
  Hospital Revenue, 5.50%,
  4/1/2010, AMBAC.........  150,000....        153,342
                                           -----------
TEXAS -- 7.9%
Austin, Texas, Public
  Improvement, General
  Obligation, 4.75%,
  9/1/2014................  500,000....        516,235
San Antonio, Texas,
  General Obligation,
  Series A, 5.25%,
  2/1/2010................  500,000....        545,039
                                           -----------
                                             1,061,274
                                           -----------
WASHINGTON -- 8.3%
Seattle, Washington,
  Municipal Light & Power
  Revenue, 5.00%,
  3/1/2020, FSA...........  250,000....        263,480
Washington State Public
  Power Supply System,
  Nuclear Project No. 1
  Revenue, Series B,
  7.25%, 7/1/2009.........  25,000.....         27,648
Washington State, General
  Obligation, Series B,
  5.50%, 5/1/2009.........  750,000....        820,649
                                           -----------
                                             1,111,777
                                           -----------
TOTAL MUNICIPAL BONDS --
  (Cost $12,890,679)...................     13,553,208
                                           -----------

                                   continued

                                                            TAX-EXEMPT BOND FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   SECURITY DESCRIPTION       SHARES          VALUE
------------------------------------------------------
SHORT TERM INVESTMENTS -- 0.3%
MUTUAL FUND -- 0.3%
Pacific Capital Tax-Free
  Cash Assets Trust,
  Original Class..........  41,522.....    $    41,522
                                           -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $41,522).......................         41,522
                                           -----------
TOTAL INVESTMENTS --
  (Cost $12,932,201)(a) -- 101.1%......     13,594,730
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (1.1)%.....................       (142,725)
                                           -----------
NET ASSETS -- 100.0%...................    $13,452,005
                                           ===========

---------------

(a) Represents cost for financial reporting and is substantially the same for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................  $670,945
Unrealized depreciation.....................................    (8,416)
                                                              --------
Net unrealized appreciation.................................  $662,529
                                                              ========

(b) Discount Note. The rate disclosed represents effective yield at purchase.

AMBAC  --   Insured by American Municipal Bond Assurance Corp.
FGIC   --   Insured by Financial Guaranty Insurance Co.
FSA    --   Insured by Financial Security Assurance
MBIA   --   Insured by Municipal Bond Insurance Association

The Tax-Exempt Bond Fund invests primarily in municipal debt instruments. The issuer's abilities to meet their obligations may be affected by economic developments in a specific industry or region. The Tax-Exempt Bond Fund had the following concentrations at February 28, 2005 (as a percentage of total investments):

Airports & Flying Services..................................   2.94%
Air, Water, & Solid Waste...................................   2.47%
Colleges & Universities.....................................   1.59%
Correctional Facilities.....................................   2.01%
Electric Distributing Equipment.............................   6.27%
Electric Services...........................................   4.69%
Elementary & Secondary Education............................   3.91%
Environmental Quality.......................................   2.44%
Equipment Rental & Leasing..................................   2.21%
Facilities Support Services.................................   4.17%
General Obligation..........................................  36.27%
Health Services.............................................   4.08%
Hospitals...................................................   3.12%
Housing & Urban Development.................................   8.78%
Management Investment, Open-Ended...........................   0.30%
Other Revenue...............................................   2.70%
Regulation, Administration of Utilities.....................   3.98%
Schools & Educational Services..............................   2.34%
State Infrastructure........................................   3.82%
Water Supply................................................   1.91%

              See accompanying notes to the financial statements.

INTERMEDIATE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             PRINCIPAL
   SECURITY DESCRIPTION        AMOUNT         VALUE
------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 12.4%
DSLA Mortgage Loan Trust,
  Series 2004-AR3, Class
  2A2A, 2.969%,
  7/19/2044*...............  $1,872,580    $ 1,877,847
Fannie Mae, Series 2005-1,
  Class GE, 5.00%,
  7/25/2033................   2,000,000      1,972,840
Freddie Mac, Series 2911,
  Class UE, 5.00%,
  6/15/2033................   2,500,000      2,452,314
Master Adjustable Rate
  Mortgages Trust, Series
  2005-1, Class 9A1,
  5.321%, 1/25/2035*.......   1,956,210      1,986,165
Merrill Lynch Mortgage
  Investors, Inc., Series
  2005-A1, Class 2A1,
  4.665%, 12/25/2034*......     992,181        996,801
Structured Adjustable Rate
  Mortgage Loan Trust,
  Series 2005-1, Class 5A2,
  5.286%, 2/25/2035*.......   2,600,000      2,619,499
                                           -----------
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS --
  (Cost $11,979,860)...................     11,905,466
                                           -----------
CORPORATE BONDS -- 40.1%
AEROSPACE -- 5.6%
Honeywell International,
  Inc., 7.50%, 3/1/2010....   3,000,000      3,394,248
United Technologies Corp.,
  4.875%, 11/1/2006........   2,000,000      2,032,634
                                           -----------
                                             5,426,882
                                           -----------
AUTOMOBILES & TRUCKS -- 2.0%
General Motors Corp.,
  7.125%, 7/15/2013........   2,000,000      1,961,024
                                           -----------
CHEMICALS -- 2.1%
Chevron Phillips Chemical
  Co., 5.375%, 6/15/2007...   2,000,000      2,046,220
                                           -----------
DRUGS & HEALTHCARE -- 4.2%
Abbott Laboratories,
  5.625%, 7/1/2006.........   2,000,000      2,048,638
Bristol-Myers Squibb Co.,
  4.75%, 10/1/2006.........   2,000,000      2,027,406
                                           -----------
                                             4,076,044
                                           -----------
FINANCE & BANKING -- 21.8%
American General Finance
  Corp., 4.625%,
  5/15/2009................   3,000,000      3,016,170
Bank of America Corp.,
  7.80%, 2/15/2010.........   3,000,000      3,436,185

                             PRINCIPAL
   SECURITY DESCRIPTION        AMOUNT         VALUE
------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
FINANCE & BANKING -- (CONTINUED)
Ford Motor Credit Co.,
  7.00%, 10/1/2013.........  $2,000,000    $ 2,054,818
J.P. Morgan Chase & Co.,
  7.00%, 11/15/2009........   2,000,000      2,191,782
Lehman Brothers Holdings,
  Inc., 8.25%, 6/15/2007...   3,000,000      3,274,962
Morgan Stanley, 6.875%,
  3/1/2007.................   3,000,000      3,176,700
National Rural Utilities
  Cooperative Finance
  Corp., 7.30%,
  9/15/2006................   1,000,000      1,048,587
Northern Trust Co., 7.10%,
  8/1/2009.................   1,500,000      1,648,389
Wachovia Corp., 6.375%,
  2/1/2009.................   1,000,000      1,070,452
                                           -----------
                                            20,918,045
                                           -----------
INSURANCE -- 2.1%
Allstate Corp., 5.375%,
  12/1/2006................   2,000,000      2,043,696
                                           -----------
UTILITIES -- 2.3%
BellSouth Capital Funding
  Corp., 7.75%,
  2/15/2010................   1,000,000      1,140,609
GTE North, Inc., 5.65%,
  11/15/2008...............   1,000,000      1,026,209
                                           -----------
                                             2,166,818
                                           -----------
TOTAL CORPORATE BONDS --
  (Cost $38,599,764)...................     38,638,729
                                           -----------
GOVERNMENT AND AGENCY BONDS -- 34.7%
FANNIE MAE -- 1.2%
6.26%, 11/26/2012..........   1,000,000      1,111,089
                                           -----------
FEDERAL FARM CREDIT BANK -- 1.0%
4.15%, 4/7/2011............   1,000,000        977,584
                                           -----------
FEDERAL HOME LOAN BANK -- 8.9%
4.875%, 11/15/2006.........   3,500,000      3,569,069
4.875%, 5/15/2007..........   2,000,000      2,044,234
7.325%, 5/30/2007..........   1,000,000      1,075,055
7.375%, 2/12/2010..........   1,000,000      1,133,726
4.00%, 3/30/2012...........     800,000        775,259
                                           -----------
                                             8,597,343
                                           -----------
FREDDIE MAC -- 8.7%
7.10%, 4/10/2007...........   2,000,000      2,133,568
7.00%, 3/15/2010...........   1,000,000      1,121,398
7.49%, 4/16/2012...........   1,000,000      1,081,250
5.25%, 11/5/2012...........   4,000,000      4,019,628
                                           -----------
                                             8,355,844
                                           -----------

                                   continued

                                                          INTERMEDIATE BOND FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                             PRINCIPAL
   SECURITY DESCRIPTION        AMOUNT         VALUE
------------------------------------------------------
GOVERNMENT AND AGENCY BONDS -- (CONTINUED)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 14.9%
5.50%, 10/15/2017..........  $2,844,019    $ 2,942,138
5.00%, 1/15/2019...........   2,907,091      2,957,936
5.00%, 9/15/2019...........   2,884,721      2,935,175
5.50%, 9/15/2019...........   2,645,634      2,736,909
5.50%, 11/15/2019..........   2,651,579      2,743,058
                                           -----------
                                            14,315,216
                                           -----------
TOTAL GOVERNMENT AND AGENCY BONDS --
  (Cost $32,726,560)...................     33,357,076
                                           -----------
U.S. TREASURY OBLIGATIONS -- 11.3%
U.S. TREASURY NOTES -- 11.3%
3.125%, 5/15/2007..........   3,000,000      2,967,774
4.00%, 2/15/2014...........   3,000,000      2,924,883
4.25%, 8/15/2014...........   3,000,000      2,972,460
4.25%, 11/15/2014..........   2,000,000      1,981,016
                                           -----------
TOTAL U.S. TREASURY OBLIGATIONS --
  (Cost $11,056,059)...................     10,846,133
                                           -----------


   SECURITY DESCRIPTION        SHARES         VALUE
------------------------------------------------------
------------------------------------------------------
SHORT TERM INVESTMENTS -- 0.7%
MUTUAL FUND -- 0.7%
Fifth Third Government
  Money Market,
  Institutional Class......     670,662    $   670,662
                                           -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $670,662)......................        670,662
                                           -----------
TOTAL INVESTMENTS --
  (Cost $95,032,905)(a) -- 99.2%.......     95,418,066
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.8%..................        757,115
                                           -----------
NET ASSETS -- 100.0%...................    $96,175,181
                                           ===========

---------------

(a) Represents cost for financial reporting and is substantially the same for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................  $1,260,490
Unrealized depreciation.....................................    (875,329)
                                                              ----------
Net unrealized appreciation.................................  $  385,161
                                                              ==========

* Variable Rate Instrument. The rate presented is the rate in effect at February 28, 2005. The maturity date reflected is the final maturity date; the interest rate will adjust periodically until maturity.

              See accompanying notes to the financial statements.

TAX-EXEMPT MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             PRINCIPAL
   SECURITY DESCRIPTION        AMOUNT         VALUE
------------------------------------------------------
COMMERCIAL PAPER -- 49.1%
FLORIDA -- 3.8%
Florida Municipal Power,
  1.80%, 3/3/2005..........  $  700,000    $   700,000
                                           -----------
ILLINOIS -- 5.5%
Illinois Housing Facilities
  Authority, 1.84%,
  3/2/2005.................   1,000,000      1,000,000
                                           -----------
KENTUCKY -- 4.6%
Danville, Kentucky, 1.99%,
  4/5/2005.................     830,000        830,000
                                           -----------
LOUISIANA -- 4.4%
Louisiana Public Facilities
  Authority, 1.77%,
  3/2/2005.................     800,000        800,000
                                           -----------
MARYLAND -- 2.7%
Maryland Health & Higher
  Education Facilities,
  1.76%, 3/4/2005..........     500,000        500,000
                                           -----------
NEVADA -- 4.4%
Las Vegas Water Authority,
  1.77%, 3/2/2005..........     800,000        800,000
                                           -----------
TEXAS -- 13.8%
El Paso, Texas, 2.00%,
  3/1/2005.................     900,000        900,000
Texas Public Finance,
  1.86%, 4/6/2005..........     600,000        600,000
University of Texas, 1.86%,
  4/4/2005.................   1,000,000      1,000,000
                                           -----------
                                             2,500,000
                                           -----------
VIRGINIA -- 4.4%
Louisa, Virginia, 1.85%,
  3/1/2005.................     800,000        800,000
                                           -----------
WISCONSIN -- 5.5%
Wisconsin General
  Obligation, 1.82%,
  3/7/2005.................   1,000,000      1,000,000
                                           -----------
TOTAL COMMERCIAL PAPER --
  (Cost $8,930,000)....................      8,930,000
                                           -----------
MUNICIPAL BONDS -- 50.3%
CALIFORNIA -- 5.0%
California State Revenue
  Anticipation Notes,
  Series A, 3.00%,
  6/30/2005................     900,000        903,066
                                           -----------
FLORIDA -- 1.4%
Florida State Board of
  Education, Lottery
  Revenue, Series A, 3.00%,
  7/1/2005, AMBAC..........     260,000        258,487
                                           -----------

                             PRINCIPAL
   SECURITY DESCRIPTION        AMOUNT         VALUE
------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
ILLINOIS -- 4.7%
Illinois Health Facilities
  Authority, Swedish
  Covenant Hospital
  Revenue, Series A, 1.88%,
  8/15/2033*, LOC LaSalle
  Bank N.A.................  $  550,000    $   550,000
Illinois Housing
  Development Authority,
  Multi-Family, Brookdale
  Village Apartments
  Revenue, 1.81%,
  11/1/2033*, FHLMC........     300,000        300,000
                                           -----------
                                               850,000
                                           -----------
KENTUCKY -- 5.9%
Kentucky Housing Corp.,
  Housing Revenue, Series
  G, AMT, 1.90%, 7/1/2022*,
  SPA Kentucky Housing
  Corp.....................     500,000        500,000
Mayfield, Kentucky, Multi-
  City Lease Revenue,
  1.89%, 7/1/2026*, LOC
  Fifth Third Bank.........     565,000        565,000
                                           -----------
                                             1,065,000
                                           -----------
NEW YORK -- 6.0%
New York State Dormitory
  Authority Revenue, 1.86%,
  7/1/2012*, LOC Allied
  Irish Bank PLC...........     400,000        400,000
New York State Energy
  Research & Development
  Authority, Pollution
  Control Revenue, 1.08%,
  3/15/2015*, LOC Morgan
  Guaranty Trust...........     700,000        700,505
                                           -----------
                                             1,100,505
                                           -----------
NORTH DAKOTA -- 1.8%
Fargo, North Dakota,
  Commercial Development,
  Kelly Inns Project
  Revenue, 2.02%,
  11/1/2015*, LOC U.S. Bank
  Trust N.A................     325,000        325,000
                                           -----------

                                   continued

                                                    TAX-EXEMPT MONEY MARKET FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                             PRINCIPAL
   SECURITY DESCRIPTION        AMOUNT         VALUE
------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
SOUTH DAKOTA -- 2.5%
Watertown, South Dakota,
  Industrial Development,
  Ramkota, Inc. Project
  Revenue, 2.02%,
  8/1/2014*, LOC U.S. Bank
  Trust N.A................  $  455,000    $   455,000
                                           -----------
VERMONT -- 5.5%
Vermont, Industrial
  Development Authority,
  Hydroelectric Revenue,
  2.00%, 12/1/2013*, LOC
  Citizens Bank of
  Massachusetts............   1,000,000      1,000,000
                                           -----------
VIRGINIA -- 5.0%
Virginia Commonwealth
  Transportation Board,
  Federal Highway
  Reimbursement
  Anticipation Note, 5.50%,
  10/1/2005................     900,000        918,469
                                           -----------
WASHINGTON -- 5.0%
Seattle, Washington
  Municipal Light & Power
  Revenue, 3.00%, 8/1/2005,
  FSA......................     900,000        903,533
                                           -----------

                               SHARES
                                 OR
                             PRINCIPAL
   SECURITY DESCRIPTION        AMOUNT         VALUE
------------------------------------------------------
MUNICIPAL BONDS -- (CONTINUED)
WISCONSIN -- 7.5%
Milwaukee, Wisconsin,
  Industrial Development,
  839 N. Jefferson Street
  Project Revenue, Series
  A, 2.02%, 5/1/2010*, LOC
  Firstar Bank Milwaukee...  $  520,000    $   520,000
Wisconsin State Health &
  Educational Facilities
  Authority, Ministry
  Health Care Revenue,
  Series B, 1.90%,
  8/1/2029*, MBIA..........     850,000        849,999
                                           -----------
                                             1,369,999
                                           -----------
TOTAL MUNICIPAL BONDS --
  (Cost $9,149,059)....................      9,149,059
                                           -----------
SHORT TERM INVESTMENTS -- 1.8%
MUTUAL FUND -- 1.8%
Goldman Sachs Financial
  Square Tax-Free Money
  Market Fund..............     334,127        334,127
                                           -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $334,127)......................        334,127
                                           -----------
TOTAL INVESTMENTS -- (Cost
  $18,413,186)(a) -- 101.2%............     18,413,186
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (1.2)%.....................       (218,229)
                                           -----------
NET ASSETS -- 100.0%...................    $18,194,957
                                           ===========

---------------

(a) Cost for federal income tax and financial reporting is the same.

* Variable Rate Instruments. The rate presented is the rate in effect at February 28, 2005. The maturity date reflected is the final maturity date; the interest rate will adjust periodically until maturity.

AMBAC  --   Insured by American Municipal Bond Assurance Corp.
AMT    --   Alternative Minimum Tax
FHLMC  --   Insured by Federal Home Loan Mortgage Company
FSA    --   Insured by Financial Security Assurance
LOC    --   Letter of Credit
MBIA   --   Insured by Municipal Bond Insurance Association
SPA    --   Standby Purchase Agreement

                                   continued

TAX-EXEMPT MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Tax-Exempt Money Market Fund invests primarily in municipal debt instruments. The issuer's abilities to meet their obligations may be affected by economic developments in a specific industry or region. The Tax-Exempt Money Market Fund had the following concentrations at February 28, 2005 (as a percentage of total investments):

Air, Water, & Solid Waste...................................   4.35%
Colleges & Universities.....................................   8.15%
Economic Development........................................   6.11%
Educational Facilities......................................  10.53%
Electric Services...........................................   3.80%
Facilities Support Services.................................   3.07%
General Obligation..........................................  15.22%
Health Services.............................................   8.42%
Hospitals...................................................   2.17%
Housing & Urban Development.................................   8.69%
Industrial Revenue..........................................  10.72%
Management Investment, Open-Ended...........................   1.81%
Regulation, Administration of Utilities.....................  11.97%
State Infrastructure........................................   4.99%

              See accompanying notes to the financial statements.

                                                               MONEY MARKET FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PRINCIPAL
   SECURITY DESCRIPTION       AMOUNT         VALUE
------------------------------------------------------
COMMERCIAL PAPER -- 20.1%
ELECTRIC -- 8.4%
Florida Power & Light Co.,
  2.48%, 3/4/2005(b)......  $6,410,000    $  6,408,675
WPS Resources Corp.,
  2.50%, 3/3/2005(b)(c)...   8,000,000       7,998,889
                                          ------------
                                            14,407,564
                                          ------------
ENTERTAINMENT -- 4.7%
Oakland-Alameda County
  Coliseum & Arena, 2.75%,
  5/2/2005................   8,000,000       8,000,000
                                          ------------
FINANCE & BANKING -- 4.7%
Galleon Capital Corp.,
  2.60%, 3/1/2005(b)(c)...   8,000,000       8,000,000
                                          ------------
TELECOMMUNICATIONS -- 2.3%
BellSouth Corp., 2.48%,
  3/7/2005(b)(c)..........   3,910,000       3,908,384
                                          ------------
TOTAL COMMERCIAL PAPER --
  (Cost $34,315,948)..................      34,315,948
                                          ------------
CORPORATE BONDS -- 28.7%
COMPUTERS & BUSINESS EQUIPMENT -- 2.3%
Hewlett-Packard Co.,
  3.375%, 12/15/2005......   4,000,000       4,005,514
                                          ------------
COSMETICS & TOILETRIES -- 2.9%
Gillette Co., 4.00%,
  6/30/2005...............   5,000,000       5,019,917
                                          ------------
DRUGS & HEALTHCARE -- 1.8%
Merck & Company, Inc.,
  4.484%, 2/22/2006(c)*...   3,000,000       3,039,841
                                          ------------
FINANCE & BANKING -- 7.0%
American Express Credit
  Co., 2.739%,
  9/19/2006*..............   7,000,000       7,012,862
Morgan Stanley, 2.829%,
  3/27/2006*..............   5,000,000       5,007,352
                                          ------------
                                            12,020,214
                                          ------------
INSURANCE -- 8.2%
ASIF Global Finance XX,
  2.65%, 1/17/2006(c).....   5,000,000       4,987,021
MetLife Inc., 3.911%,
  5/15/2005...............   8,761,000       8,793,338
                                          ------------
                                            13,780,359
                                          ------------
SOVEREIGN AGENCY -- 4.2%
Province of Ontario,
  4.20%, 6/30/2005........   7,150,000       7,197,011
                                          ------------

                            PRINCIPAL
   SECURITY DESCRIPTION       AMOUNT         VALUE
------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
TRAFFIC MANAGEMENT SYSTEMS -- 2.3%
Liliha Parking Company,
  LP, 3.15%, 8/1/2024*....  $3,880,000    $  3,880,000
                                          ------------
TOTAL CORPORATE BONDS --
  (Cost $48,942,856)..................      48,942,856
                                          ------------
TAXABLE MUNICIPAL BONDS -- 15.6%
COLORADO -- 5.5%
Colorado Housing & Finance
  Authority, Revenue,
  2.57%, 5/1/2041*, SPA
  Landesbank Hessen.......   3,000,000       3,000,000
Colorado Housing & Finance
  Authority, Single Family
  Revenue, 2.57%,
  11/1/2035*..............   6,600,000       6,600,000
                                          ------------
                                             9,600,000
                                          ------------
HAWAII -- 1.0%
St. Francis Healthcare
  Foundation, Hawaii,
  Revenue, 3.15%,
  8/1/2012*, LOC First
  Hawaiian Bank...........   1,625,000       1,625,000
                                          ------------
LOUISIANA -- 2.0%
Louisiana Public
  Facilities Authority,
  Equipment Capital
  Facilities Revenue,
  2.69%, 7/1/2018*, LOC
  Hibernia National
  Bank....................   3,400,000       3,400,000
                                          ------------
MASSACHUSETTS -- 0.9%
Massachusetts State
  Housing Finance Agency,
  Multi-Family Revenue,
  2.57%, 5/15/2031*,
  FNMA....................   1,500,000       1,500,000
                                          ------------
NEVADA -- 1.6%
Nevada Housing Division,
  Multi-Family, Flamingo
  Apartment Revenue,
  Series B, 2.63%,
  10/1/2026(c)*, LOC
  Heller Financial,
  Inc. ...................   1,175,000       1,175,000
Nevada Housing Division,
  Multi-Family, Fort
  Apache Apartment
  Revenue, Series B,
  2.63%, 10/1/2026(c)*,
  LOC Heller Financial,
  Inc. ...................   1,520,000       1,520,000
                                          ------------
                                             2,695,000
                                          ------------

                                   continued

MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                            PRINCIPAL
   SECURITY DESCRIPTION       AMOUNT         VALUE
------------------------------------------------------
TAXABLE MUNICIPAL BONDS -- (CONTINUED)
NEW YORK -- 1.8%
New York State Thruway
  Authority, Service
  Contract Revenue, Series
  B, 2.02%, 3/15/2005.....  $3,100,000    $  3,100,280
                                          ------------
UTAH -- 2.8%
Utah Housing Corp., Single
  Family Mortgage Revenue,
  Series A-2, 2.57%,
  7/1/2033*, LOC
  Westdeutsche
  Landesbank..............   4,775,000       4,775,000
                                          ------------
TOTAL TAXABLE MUNICIPAL BONDS --
  (Cost $26,695,280)..................      26,695,280
                                          ------------
GOVERNMENT AND AGENCY BONDS -- 33.7%
FANNIE MAE -- 8.8%
5.75%, 6/15/2005..........   5,023,000       5,075,575
2.476%, 1/9/2006*.........   7,000,000       6,998,314
2.125%, 2/10/2006.........   2,900,000       2,873,197
                                          ------------
                                            14,947,086
                                          ------------
FEDERAL FARM CREDIT BANK -- 2.9%
2.809%, 12/15/2005*.......   5,000,000       5,005,552
                                          ------------
FEDERAL HOME LOAN BANK -- 20.8%
1.27%, 3/1/2005...........   5,000,000       5,000,000
1.25%, 3/8/2005...........   4,000,000       4,000,114

                              SHARES
                                OR
                            PRINCIPAL
   SECURITY DESCRIPTION       AMOUNT         VALUE
------------------------------------------------------
GOVERNMENT AND AGENCY BONDS -- (CONTINUED)
FEDERAL HOME LOAN BANK -- (CONTINUED)
1.40%, 4/1/2005...........  $5,000,000    $  4,998,100
1.52%, 6/28/2005..........   8,000,000       7,978,463
1.50%, 7/8/2005...........   3,500,000       3,493,882
3.20%, 2/28/2006..........   3,000,000       3,000,000
3.05%, 12/30/2008*........   7,000,000       7,000,000
                                          ------------
                                            35,470,559
                                          ------------
FREDDIE MAC -- 1.2%
2.00%, 10/21/2005.........   2,000,000       1,987,298
                                          ------------
TOTAL GOVERNMENT AND AGENCY BONDS --
  (Cost $57,410,495)..................      57,410,495
                                          ------------
SHORT TERM INVESTMENTS -- 1.8%
MUTUAL FUND -- 1.8%
Fifth Third Government
  Money Market,
  Institutional Class.....   3,034,086       3,034,086
                                          ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $3,034,086)...................       3,034,086
                                          ------------
TOTAL INVESTMENTS -- (Cost
  $170,398,665)(a) -- 99.9%...........     170,398,665
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.1%.................         242,292
                                          ------------
NET ASSETS -- 100.0%..................    $170,640,957
                                          ============

---------------

(a) Cost for federal income tax and financial reporting is the same.

(b) Discount Note. The rate disclosed represents effective yield at purchase.

(c) Represents restricted securities purchased in reliance on an exemption from registration under the Securities Act of 1933, as amended (the "Act"). These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers per Rule 144A under the Act. The Adviser, using procedures approved by the Board of Trustees, has deemed these securities to be liquid.

* Variable Rate Instruments. The rate presented is the rate in effect at February 28, 2005. The maturity date reflected is the final maturity date; the interest rate will adjust periodically until maturity.

FNMA  --   Insured by Federal National Mortgage Association
LOC   --   Letter of Credit
SPA   --   Standby Purchase Agreement

              See accompanying notes to the financial statements.

                      (This page intentionally left blank)

REGIONS MORGAN KEEGAN SELECT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                GROWTH        GROWTH &
                                                              EQUITY FUND   INCOME FUND
                                                              -----------   ------------
ASSETS:
Investments in securities, at cost..........................  $29,164,218   $ 88,429,595
                                                              ===========   ============
Investments in securities, at value.........................  $36,447,324   $138,121,541
Interest and dividends receivable...........................       47,064        370,866
Receivable for capital shares issued........................          559              1
Prepaid expenses............................................          901          3,356
                                                              -----------   ------------
  Total Assets..............................................   36,495,848    138,495,764
                                                              -----------   ------------
LIABILITIES:
Payable to custodian........................................           --             --
Dividends payable...........................................           --             --
Payable for capital shares redeemed.........................       25,313        147,438
Payable for investment securities purchased.................           --             --
Accrued expenses:
  Advisory fees.............................................       19,538         78,855
  Sub-Administration fees...................................          629          2,385
  Distribution fees.........................................          764          2,040
  Shareholder service fees..................................           65            189
  Other.....................................................        7,612         42,081
                                                              -----------   ------------
  Total Liabilities.........................................       53,921        272,988
                                                              -----------   ------------
NET ASSETS..................................................  $36,441,927   $138,222,776
                                                              ===========   ============
COMPOSITION OF NET ASSETS:
Paid-in capital.............................................  $29,332,525   $103,314,920
Accumulated net investment income...........................       36,785        265,641
Accumulated net realized gains/(losses) on investments......     (210,489)   (15,049,731)
Net unrealized appreciation on investments..................    7,283,106     49,691,946
                                                              -----------   ------------
NET ASSETS..................................................  $36,441,927   $138,222,776
                                                              ===========   ============
CLASS I SHARES (UNLIMITED NUMBER OF SHARES AUTHORIZED):
Net Assets..................................................  $33,487,468   $130,141,027
                                                              ===========   ============
Shares of beneficial interest outstanding, no par value.....    2,615,794      4,791,007
                                                              ===========   ============
Net asset value, offering and redemption price per share....  $     12.80   $      27.16
                                                              ===========   ============
CLASS A SHARES (UNLIMITED NUMBER OF SHARES AUTHORIZED):
Net Assets..................................................  $ 2,954,459   $  8,081,749
                                                              ===========   ============
Shares of beneficial interest outstanding, no par value.....      232,137        297,977
                                                              ===========   ============
Net asset value and redemption price per share..............  $     12.73   $      27.12
                                                              ===========   ============
Maximum Sales Charge........................................         5.50%          5.50%
                                                              ===========   ============
Maximum offering price (100%/(100%-Maximum Sales Charge) of
  net asset value adjusted to the nearest cent) per share...  $     13.47   $      28.70
                                                              ===========   ============

              See accompanying notes to the financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              BALANCED         TAX-EXEMPT    INTERMEDIATE   TAX-EXEMPT MONEY
                                                                FUND            BOND FUND     BOND FUND       MARKET FUND
                                                             -----------       -----------   ------------   ----------------
ASSETS:
Investments in securities, at cost.......................... $47,572,624       $12,932,201   $95,032,905      $18,413,186
                                                             ===========       ===========   ===========      ===========
Investments in securities, at value......................... $54,532,409       $13,594,730   $95,418,066      $18,413,186
Interest and dividends receivable...........................     255,206          179,680      1,135,738           67,106
Receivable for capital shares issued........................          --               --             --               --
Prepaid expenses............................................       1,350              365          2,486              519
                                                             -----------       -----------   -----------      -----------
Total Assets................................................  54,788,965       13,774,775     96,556,290       18,480,811
                                                             -----------       -----------   -----------      -----------
LIABILITIES:
Payable to custodian........................................          --               53             --               --
Dividends payable...........................................          --           32,115        294,588           20,669
Payable for capital shares redeemed.........................      95,317          284,410         23,500               --
Payable for investment securities purchased.................          --               --             --          258,487
ACCRUED EXPENSES:
Advisory fees...............................................      24,990            1,620         36,119            1,527
Sub-Administration fees.....................................         941              238          1,672              320
Distribution fees...........................................         710              809          1,186              267
Shareholder service fees....................................         128              181            100               77
Other.......................................................      20,307            3,344         23,944            4,507
                                                             -----------       -----------   -----------      -----------
Total Liabilities...........................................     142,393          322,770        381,109          285,854
                                                             -----------       -----------   -----------      -----------
NET ASSETS ................................................. $54,646,572       $13,452,005   $96,175,181      $18,194,957
                                                             ===========       ===========   ===========      ===========
COMPOSITION OF NET ASSETS:
Paid-in capital............................................. $52,544,498       $12,779,446   $95,555,218      $18,195,237
Accumulated net investment income...........................     131,781               --        (27,368)              --
Accumulated net realized gains/(losses) on investments......  (4,989,492)          10,030        262,170             (280)
Net unrealized appreciation on investments..................   6,959,785          662,529        385,161               --
                                                             -----------       -----------   -----------      -----------
NET ASSETS ................................................. $54,646,572       $13,452,005   $96,175,181      $18,194,957
                                                             ===========       ===========   ===========      ===========
CLASS I SHARES (UNLIMITED NUMBER OF SHARES AUTHORIZED):
Net Assets.................................................. $52,483,340       $11,494,775   $91,723,024      $15,589,071
                                                             ===========       ===========   ===========      ===========
Shares of beneficial interest outstanding, no par value.....   5,063,431        1,139,546      7,406,962       15,596,172
                                                             ===========       ===========   ===========      ===========
Net asset value, offering and redemption price per share.... $     10.37       $    10.09    $     12.38      $      1.00
                                                             ===========       ===========   ===========      ===========
CLASS A SHARES (UNLIMITED NUMBER OF SHARES AUTHORIZED):
Net Assets.................................................. $ 2,163,232       $1,957,230    $ 4,452,157      $ 2,605,886
                                                             ===========       ===========   ===========      ===========
Shares of beneficial interest outstanding, no par value.....     209,177          194,165        359,467        2,606,982
                                                             ===========       ===========   ===========      ===========
Net asset value and redemption price per share.............. $     10.34       $    10.08    $     12.39      $      1.00
                                                             ===========       ===========   ===========      ===========
Maximum Sales Charge........................................        5.50%            2.00%          2.00%              --
                                                             ===========       ===========   ===========      ===========
Maximum offering price (100%/(100%-Maximum Sales Charge) of
   net asset value adjusted to the nearest cent) per share.. $     10.94       $    10.29    $     12.64      $        --
                                                             ===========       ===========   ===========      ===========

                                                              MONEY MARKET
                                                                  FUND
                                                              ------------
ASSETS:
Investments in securities, at cost..........................  $170,398,665
                                                              ============
Investments in securities, at value.........................  $170,398,665
Interest and dividends receivable...........................       622,663
Receivable for capital shares issued........................            --
Prepaid expenses............................................         4,518
                                                              ------------
Total Assets................................................   171,025,846
                                                              ------------
LIABILITIES:
Payable to custodian........................................           664
Dividends payable...........................................       244,240
Payable for capital shares redeemed.........................            --
Payable for investment securities purchased.................            --
ACCRUED EXPENSES:
Advisory fees...............................................        34,380
Sub-Administration fees.....................................         3,036
Distribution fees...........................................        19,592
Shareholder service fees....................................           680
Other.......................................................        82,297
                                                              ------------
Total Liabilities...........................................       384,889
                                                              ------------
NET ASSETS .................................................  $170,640,957
                                                              ============
COMPOSITION OF NET ASSETS:
Paid-in capital.............................................  $170,733,485
Accumulated net investment income...........................            --
Accumulated net realized gains/(losses) on investments......       (92,528)
Net unrealized appreciation on investments..................            --
                                                              ------------
NET ASSETS .................................................  $170,640,957
                                                              ============
CLASS I SHARES (UNLIMITED NUMBER OF SHARES AUTHORIZED):
Net Assets..................................................  $120,494,805
                                                              ============
Shares of beneficial interest outstanding, no par value.....   120,557,754
                                                              ============
Net asset value, offering and redemption price per share....  $       1.00
                                                              ============
CLASS A SHARES (UNLIMITED NUMBER OF SHARES AUTHORIZED):
Net Assets..................................................  $ 50,146,152
                                                              ============
Shares of beneficial interest outstanding, no par value.....    50,175,731
                                                              ============
Net asset value and redemption price per share..............  $       1.00
                                                              ============
Maximum Sales Charge........................................            --
                                                              ============
Maximum offering price (100%/(100%-Maximum Sales Charge) of
   net asset value adjusted to the nearest cent) per share..  $         --
                                                              ============

REGIONS MORGAN KEEGAN SELECT FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                GROWTH       GROWTH &
                                                              EQUITY FUND   INCOME FUND
                                                              -----------   -----------
INVESTMENT INCOME:
Interest income.............................................  $       --    $        --
Dividend income.............................................     280,003      1,843,541
                                                              ----------    -----------
  Total Investment Income...................................     280,003      1,843,541
                                                              ----------    -----------
EXPENSES:
Advisory fees...............................................     146,881        527,980
Sub-Administration fees.....................................      33,605        119,965
Administrative service fees -- Class I Shares...............      49,225        187,709
Distribution fees -- Class A Shares.........................       6,891         13,753
Distribution fees -- Investor B Shares......................       1,595          5,143
Shareholder service fees  -- Investor B Shares..............         532          1,714
Shareholder service fees  -- Sweep Shares...................          --             --
Fund accounting fees and expenses...........................      23,924         26,169
Custodian fees and expenses.................................       3,957          5,983
Transfer agent fees and expenses............................      24,524         85,238
Trustees' fees and expenses.................................       1,511          4,175
State registration fees.....................................       4,005          4,961
Other.......................................................      12,449         41,650
                                                              ----------    -----------
  Total Expenses............................................     309,099      1,024,440
  Expenses voluntarily waived by the Adviser................      (9,792)            --
  Expenses voluntarily waived by the Sub-Administrator and
    its affiliates..........................................     (56,089)      (211,945)
                                                              ----------    -----------
  Net Expenses..............................................     243,218        812,495
                                                              ----------    -----------
NET INVESTMENT INCOME.......................................      36,785      1,031,046
                                                              ----------    -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on investments..................     348,625      5,989,110
Change in unrealized appreciation/(depreciation) on
  investments...............................................   4,698,630      9,025,422
                                                              ----------    -----------
Net realized and unrealized gains/(losses) on investments...   5,047,255     15,014,532
                                                              ----------    -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............  $5,084,040    $16,045,578
                                                              ==========    ===========

              See accompanying notes to the financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                          BALANCED         TAX-EXEMPT   INTERMEDIATE   TAX-EXEMPT MONEY   MONEY MARKET
                                            FUND           BOND FUND     BOND FUND       MARKET FUND          FUND
                                         -----------       ----------   ------------   ----------------   ------------
INVESTMENT INCOME:

Interest income......................... $   281,801        $311,519     $2,174,859        $165,486        $1,941,686

Dividend income.........................     498,252           1,086         19,196           2,673            54,705
                                         -----------        --------     ----------        --------        ----------

Total Investment Income.................     780,053         312,605      2,194,055         168,159         1,996,391
                                         -----------        --------     ----------        --------        ----------

EXPENSES:

Advisory fees...........................     215,328          38,258        251,779          40,894           386,756

Sub-Administration fees.................      45,514          13,099         85,531          17,319           165,719

Administrative service fees -- Class I
 Shares.................................      74,188          17,901        136,030          19,980           143,858

Distribution fees -- Class A Shares.....       2,098           2,428          8,475           6,984           150,759

Distribution fees -- Investor B Shares..       3,527           4,796          2,842              --                --

Shareholder service fees  -- Investor B
 Shares.................................       1,176           1,599            947              --                --

Shareholder service fees  -- Sweep
 Shares.................................          --              --             --           1,322            16,349

Fund accounting fees and expenses.......      26,734          19,047         26,504           9,901            27,346

Custodian fees and expenses.............       5,399           2,074          6,231           8,884            18,993

Transfer agent fees and expenses........      72,784          20,816         43,071           1,175            47,161

Trustees' fees and expenses.............       1,944             913          3,106           1,409             6,710

State registration fees.................       3,151           3,565          4,252          10,003            10,253

Other...................................      15,615           6,283         34,152           6,786            51,869
                                         -----------        --------     ----------        --------        ----------

 Total Expenses.........................     467,458         130,779        602,920         124,657         1,025,773

 Expenses voluntarily waived by the
   Adviser..............................     (53,833)        (26,780)       (10,072)        (30,670)         (145,034)

 Expenses voluntarily waived by the Sub-
   Administrator and its affiliates.....     (83,268)        (20,567)      (153,218)        (29,301)         (177,645)
                                         -----------        --------     ----------        --------        ----------

 Net Expenses...........................     330,357          83,432        439,630          64,686           703,094
                                         -----------        --------     ----------        --------        ----------

NET INVESTMENT INCOME...................     449,696         229,173      1,754,425         103,473         1,293,297
                                         -----------        --------     ----------        --------        ----------

REALIZED AND UNREALIZED GAINS/(LOSSES)
 ON INVESTMENTS:

Net realized gains/(losses) on
 investments............................  (1,035,550)         72,782        728,514            (280)          (56,993)

Change in unrealized
 appreciation/(depreciation) on
 investments............................   4,165,851        (269,177)    (2,736,087)             --                --
                                         -----------        --------     ----------        --------        ----------

Net realized and unrealized
 gains/(losses) on investments..........   3,130,301        (196,395)    (2,007,573)           (280)          (56,993)
                                         -----------        --------     ----------        --------        ----------

CHANGE IN NET ASSETS RESULTING FROM
 OPERATIONS ............................ $ 3,579,997        $ 32,778     $ (253,148)       $103,193        $1,236,304
                                         ===========        ========     ==========        ========        ==========

REGIONS MORGAN KEEGAN SELECT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                  GROWTH EQUITY FUND                   GROWTH & INCOME FUND
                                          -----------------------------------   -----------------------------------
                                          SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                          FEBRUARY 28, 2005   AUGUST 31, 2004   FEBRUARY 28, 2005   AUGUST 31, 2004
                                          -----------------   ---------------   -----------------   ---------------
                                             (UNAUDITED)                           (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
Net investment income/(loss)............    $     36,785        $  (203,372)      $  1,031,046       $  1,164,120
Net realized gains/(losses) on
  investments...........................         348,625           (386,043)         5,989,110         (1,671,218)
Change in unrealized
  appreciation/(depreciation) on
  investments...........................       4,698,630         (1,161,534)         9,025,422         13,136,348
                                            ------------        -----------       ------------       ------------
Change in net assets resulting from
  operations............................       5,084,040         (1,750,949)        16,045,578         12,629,250
DISTRIBUTIONS TO CLASS I SHAREHOLDERS
  FROM:
Net investment income...................              --                 --           (978,937)        (1,267,268)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS
  FROM:
Net investment income...................              --                 --            (54,319)           (58,788)
DISTRIBUTIONS TO INVESTOR B SHAREHOLDERS
  FROM:
Net investment income...................              --                 --             (3,718)            (1,018)
                                            ------------        -----------       ------------       ------------
Change in net assets from shareholder
  dividends.............................              --                 --         (1,036,974)        (1,327,074)
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions..........................     (11,549,278)        20,996,558        (27,431,725)        (7,758,695)
                                            ------------        -----------       ------------       ------------
CHANGE IN NET ASSETS....................      (6,465,238)        19,245,609        (12,423,121)         3,543,481
NET ASSETS:
  Beginning of period...................      42,907,165         23,661,556        150,645,897        147,102,416
                                            ------------        -----------       ------------       ------------
  End of period.........................    $ 36,441,927        $42,907,165       $138,222,776       $150,645,897
                                            ============        ===========       ============       ============
Accumulated Net Investment Income.......    $     36,785        $        --       $    265,641       $    271,569
                                            ============        ===========       ============       ============

              See accompanying notes to the financial statements.

                                              REGIONS MORGAN KEEGAN SELECT FUNDS
                                  STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                  GROWTH EQUITY FUND                   GROWTH & INCOME FUND
                                          -----------------------------------   -----------------------------------
                                          SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                          FEBRUARY 28, 2005   AUGUST 31, 2004   FEBRUARY 28, 2005   AUGUST 31, 2004
                                          -----------------   ---------------   -----------------   ---------------
                                             (UNAUDITED)                           (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued...........    $  1,763,525        $19,787,807       $  6,160,533       $ 19,603,958
  Dividends reinvested..................              --                 --            463,595            544,833
  Cost of shares redeemed...............      (8,304,264)        (4,941,927)       (26,881,026)       (33,829,387)
                                            ------------        -----------       ------------       ------------
    Change..............................      (6,540,739)        14,845,880        (20,256,898)       (13,680,596)
                                            ------------        -----------       ------------       ------------
CLASS A SHARES:
  Proceeds from shares issued...........         198,474          7,122,398            319,946          8,297,827
  Proceeds from shares exchanged from
    Investor B..........................         418,931                 --          1,086,974                 --
  Dividends reinvested..................              --                 --             50,854             54,671
  Cost of shares redeemed...............      (5,178,930)        (1,357,351)        (7,063,433)        (3,456,594)
                                            ------------        -----------       ------------       ------------
    Change..............................      (4,561,525)         5,765,047         (5,605,659)         4,895,904
                                            ------------        -----------       ------------       ------------
INVESTOR B SHARES:
  Proceeds from shares issued...........           1,185            446,780              6,537          1,255,973
  Dividends reinvested..................              --                 --              3,628                980
  Cost of shares redeemed...............         (29,268)           (61,149)          (492,359)          (230,956)
  Cost of shares exchanged to Class A...        (418,931)                --         (1,086,974)                --
                                            ------------        -----------       ------------       ------------
    Change..............................        (447,014)           385,631         (1,569,168)         1,025,997
                                            ------------        -----------       ------------       ------------
Change in net assets from capital
  transactions..........................    $(11,549,278)       $20,996,558       $(27,431,725)      $ (7,758,695)
                                            ============        ===========       ============       ============
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued................................         144,831          1,632,199            241,152            806,160
  Reinvested............................              --                 --             17,897             22,782
  Redeemed..............................        (684,526)          (413,310)        (1,059,582)        (1,381,149)
                                            ------------        -----------       ------------       ------------
    Change..............................        (539,695)         1,218,889           (800,533)          (552,207)
                                            ------------        -----------       ------------       ------------
CLASS A SHARES:
  Issued................................          16,435            586,724             12,402            340,946
  Issued in connection with exchange
    from Investor B.....................          35,554                 --             49,355                 --
  Reinvested............................              --                 --              1,969              2,276
  Redeemed..............................        (423,470)          (115,418)          (276,287)          (141,013)
                                            ------------        -----------       ------------       ------------
    Change..............................        (371,481)           471,306           (212,561)           202,209
                                            ------------        -----------       ------------       ------------
INVESTOR B SHARES:
  Issued................................              98             37,863                257             52,038
  Reinvested............................              --                 --                138                 43
  Redeemed..............................          (2,448)            (5,326)           (19,609)            (9,507)
  Redeemed in connection with exchange
    to Class A..........................         (36,031)                --            (49,700)                --
                                            ------------        -----------       ------------       ------------
    Change..............................         (38,381)            32,537            (68,914)            42,574
                                            ------------        -----------       ------------       ------------
Change from share transactions..........        (949,557)         1,722,732         (1,082,008)          (307,424)
                                            ============        ===========       ============       ============

              See accompanying notes to the financial statements.

REGIONS MORGAN KEEGAN SELECT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                         BALANCED FUND
                                                              -----------------------------------
                                                              SIX MONTHS ENDED      YEAR ENDED
                                                              FEBRUARY 28, 2005   AUGUST 31, 2004
                                                              -----------------   ---------------
                                                                 (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
Net investment income.......................................     $   449,696        $   488,870
Net realized gains/(losses) on investments..................      (1,035,550)           719,091
Change in unrealized appreciation/(depreciation) on
  investments...............................................       4,165,851          1,028,058
                                                                 -----------        -----------
Change in net assets resulting from operations..............       3,579,997          2,236,019
DISTRIBUTIONS TO CLASS I SHAREHOLDERS FROM:
Net investment income.......................................        (417,554)          (599,298)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
Net investment income.......................................          (9,457)            (9,649)
DISTRIBUTIONS TO INVESTOR B SHAREHOLDERS FROM:
Net investment income.......................................          (2,893)            (2,527)
                                                                 -----------        -----------
Change in net assets from shareholder dividends.............        (429,904)          (611,474)
CAPITAL TRANSACTIONS:
Change in net assets from capital transactions..............      (1,781,691)         3,812,219
                                                                 -----------        -----------
CHANGE IN NET ASSETS........................................       1,368,402          5,436,764
NET ASSETS:
  Beginning of period.......................................      53,278,170         47,841,406
                                                                 -----------        -----------
  End of period.............................................     $54,646,572        $53,278,170
                                                                 ===========        ===========
Accumulated Net Investment Income...........................     $   131,781        $   111,989
                                                                 ===========        ===========

              See accompanying notes to the financial statements.

                                              REGIONS MORGAN KEEGAN SELECT FUNDS
                                  STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                         BALANCED FUND
                                                              -----------------------------------
                                                              SIX MONTHS ENDED      YEAR ENDED
                                                              FEBRUARY 28, 2005   AUGUST 31, 2004
                                                              -----------------   ---------------
                                                                 (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued...............................     $ 4,333,241       $ 11,872,911
  Dividends reinvested......................................         416,768            594,687
  Cost of shares redeemed...................................      (6,050,429)       (10,013,233)
                                                                 -----------       ------------
    Change..................................................      (1,300,420)         2,454,365
                                                                 -----------       ------------
CLASS A SHARES:
  Proceeds from shares issued...............................         104,103            998,167
  Proceeds from shares exchanged from Investor B............         835,891                 --
  Dividends reinvested......................................           9,428              9,218
  Cost of shares redeemed...................................        (354,117)          (353,147)
                                                                 -----------       ------------
    Change..................................................         595,305            654,238
                                                                 -----------       ------------
INVESTOR B SHARES:
  Proceeds from shares issued...............................          30,632          1,024,013
  Dividends reinvested......................................           2,757              2,333
  Cost of shares redeemed...................................        (274,074)          (322,730)
  Cost of shares exchanged to Class A.......................        (835,891)                --
                                                                 -----------       ------------
    Change..................................................      (1,076,576)           703,616
                                                                 -----------       ------------
Change in net assets from capital transactions..............     $(1,781,691)      $  3,812,219
                                                                 ===========       ============
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued....................................................         434,978          1,198,469
  Reinvested................................................          41,536             61,109
  Redeemed..................................................        (605,003)        (1,006,483)
                                                                 -----------       ------------
    Change..................................................        (128,489)           253,095
                                                                 -----------       ------------
CLASS A SHARES:
  Issued....................................................          10,408             99,806
  Issued in connection with exchange from Investor B........          87,492                 --
  Reinvested................................................             940                945
  Redeemed..................................................         (34,975)           (35,686)
                                                                 -----------       ------------
    Change..................................................          63,865             65,065
                                                                 -----------       ------------
INVESTOR B SHARES:
  Issued....................................................           3,107            105,247
  Reinvested................................................             274                245
  Redeemed..................................................         (27,773)           (33,408)
  Redeemed in connection with exchange to Class A...........         (88,229)                --
                                                                 -----------       ------------
    Change..................................................        (112,621)            72,084
                                                                 -----------       ------------
Change from share transactions..............................        (177,245)           390,244
                                                                 ===========       ============

              See accompanying notes to the financial statements.

REGIONS MORGAN KEEGAN SELECT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                 TAX-EXEMPT BOND FUND                 INTERMEDIATE BOND FUND
                                          -----------------------------------   -----------------------------------
                                          SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                          FEBRUARY 28, 2005   AUGUST 31, 2004   FEBRUARY 28, 2005   AUGUST 31, 2004
                                          -----------------   ---------------   -----------------   ---------------
                                             (UNAUDITED)                           (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
Net investment income...................     $   229,173        $   558,533       $  1,754,425       $  4,418,843
Net realized gains/(losses) on
  investments...........................          72,782             86,448            728,514           (164,906)
Change in unrealized
  appreciation/(depreciation) on
  investments...........................        (269,177)            31,934         (2,736,087)        (1,310,526)
                                             -----------        -----------       ------------       ------------
Change in net assets resulting from
  operations............................          32,778            676,915           (253,148)         2,943,411
DISTRIBUTIONS TO CLASS I SHAREHOLDERS
  FROM:
Net investment income...................        (192,410)          (450,007)        (1,689,354)        (4,153,950)
Net realized gains......................        (112,023)          (118,150)                --           (320,761)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS
  FROM:
Net investment income...................         (23,207)           (66,209)           (93,097)          (274,256)
Net realized gains......................         (14,970)           (15,500)                --            (20,476)
DISTRIBUTIONS TO INVESTOR B SHAREHOLDERS
  FROM:
Net investment income...................         (13,556)           (39,339)            (9,774)           (32,486)
Net realized gains......................         (11,579)           (16,058)                --             (3,246)
                                             -----------        -----------       ------------       ------------
Change in net assets from shareholder
  dividends.............................        (367,745)          (705,263)        (1,792,225)        (4,805,175)
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions..........................      (3,882,680)        (2,101,514)        (7,249,000)       (12,596,283)
                                             -----------        -----------       ------------       ------------
CHANGE IN NET ASSETS....................      (4,217,647)        (2,129,862)        (9,294,373)       (14,458,047)
NET ASSETS:
  Beginning of period...................      17,669,652         19,799,514        105,469,554        119,927,601
                                             -----------        -----------       ------------       ------------
  End of period.........................     $13,452,005        $17,669,652       $ 96,175,181       $105,469,554
                                             ===========        ===========       ============       ============
Accumulated Net Investment Income.......     $        --        $        --       $    (27,368)      $     10,432
                                             ===========        ===========       ============       ============

              See accompanying notes to the financial statements.

                                              REGIONS MORGAN KEEGAN SELECT FUNDS
                                  STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                 TAX-EXEMPT BOND FUND                 INTERMEDIATE BOND FUND
                                          -----------------------------------   -----------------------------------
                                          SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                          FEBRUARY 28, 2005   AUGUST 31, 2004   FEBRUARY 28, 2005   AUGUST 31, 2004
                                          -----------------   ---------------   -----------------   ---------------
                                             (UNAUDITED)                           (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued...........     $   673,907        $ 1,905,886        $11,513,798       $ 15,119,187
  Dividends reinvested..................          19,120             23,747            208,009            648,618
  Cost of shares redeemed...............      (2,182,794)        (4,737,048)       (14,778,795)       (31,317,310)
                                             -----------        -----------        -----------       ------------
    Change..............................      (1,489,767)        (2,807,415)        (3,056,988)       (15,549,505)
                                             -----------        -----------        -----------       ------------
CLASS A SHARES:
  Proceeds from shares issued...........          30,190          1,613,480            629,175          7,121,958
  Proceeds from shares exchanged from
    Investor B..........................       1,284,277                 --            751,409                 --
  Dividends reinvested..................          40,328             76,753             93,346            262,928
  Cost of shares redeemed...............      (2,052,971)          (585,802)        (4,646,661)        (4,324,180)
                                             -----------        -----------        -----------       ------------
    Change..............................        (698,176)         1,104,431         (3,172,731)         3,060,706
                                             -----------        -----------        -----------       ------------
INVESTOR B SHARES:
  Proceeds from shares issued...........              --             35,008                 90            111,924
  Dividends reinvested..................          20,896             46,186             10,482             31,245
  Cost of shares redeemed...............        (431,356)          (479,724)          (278,444)          (250,653)
  Cost of shares exchanged to Class A...      (1,284,277)                --           (751,409)                --
                                             -----------        -----------        -----------       ------------
    Change..............................      (1,694,737)          (398,530)        (1,019,281)          (107,484)
                                             -----------        -----------        -----------       ------------
Change in net assets from capital
  transactions..........................     $(3,882,680)       $(2,101,514)       $(7,249,000)      $(12,596,283)
                                             ===========        ===========        ===========       ============
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued................................          65,759            183,490            914,405          1,175,611
  Reinvested............................           1,876              2,298             16,547             50,243
  Redeemed..............................        (212,584)          (460,186)        (1,175,271)        (2,415,932)
                                             -----------        -----------        -----------       ------------
    Change..............................        (144,949)          (274,398)          (244,319)        (1,190,078)
                                             -----------        -----------        -----------       ------------
CLASS A SHARES:
  Issued................................           2,943            155,071             49,840            548,053
  Issued in connection with exchange
    from Investor B.....................         120,907                 --             55,618                 --
  Reinvested............................           3,942              7,446              7,418             20,422
  Redeemed..............................        (200,474)           (57,414)          (369,688)          (336,490)
                                             -----------        -----------        -----------       ------------
    Change..............................         (72,682)           105,103           (256,812)           231,985
                                             -----------        -----------        -----------       ------------
INVESTOR B SHARES:
  Issued................................              --              3,372                  7              8,692
  Reinvested............................           2,047              4,472                838              2,430
  Redeemed..............................         (41,869)           (46,817)           (22,208)           (19,635)
  Redeemed in connection with exchange
    to Class A..........................        (120,947)                --            (55,866)                --
                                             -----------        -----------        -----------       ------------
    Change..............................        (160,769)           (38,973)           (77,229)            (8,513)
                                             -----------        -----------        -----------       ------------
Change from share transactions..........        (378,400)          (208,268)          (578,360)          (966,606)
                                             ===========        ===========        ===========       ============

              See accompanying notes to the financial statements.

REGIONS MORGAN KEEGAN SELECT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                           TAX-EXEMPT MONEY MARKET FUND                MONEY MARKET FUND
                                        -----------------------------------   -----------------------------------
                                        SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                        FEBRUARY 28, 2005   AUGUST 31, 2004   FEBRUARY 28, 2005   AUGUST 31, 2004
                                        -----------------   ---------------   -----------------   ---------------
                                           (UNAUDITED)                           (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
Net investment income.................     $   103,473        $    70,425       $  1,293,297       $  1,122,650
Net realized losses on investments....            (280)                --            (56,993)           (14,132)
                                           -----------        -----------       ------------       ------------
Change in net assets resulting from
  operations..........................         103,193             70,425          1,236,304          1,108,518
DISTRIBUTIONS TO CLASS I SHAREHOLDERS
  FROM:
Net investment income.................         (85,686)           (63,931)          (918,244)          (863,114)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS
  FROM:
Net investment income.................         (13,022)            (3,556)          (304,440)          (164,204)
DISTRIBUTIONS TO SWEEP SHAREHOLDERS
  FROM:
Net investment income.................          (4,765)            (2,060)           (70,613)           (95,587)
                                           -----------        -----------       ------------       ------------
Change in net assets from shareholder
  dividends...........................        (103,473)           (69,547)        (1,293,297)        (1,122,905)
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions........................      (2,170,186)        (5,313,246)       (45,348,614)       (15,504,675)
                                           -----------        -----------       ------------       ------------
CHANGE IN NET ASSETS..................      (2,170,466)        (5,312,368)       (45,405,607)       (15,519,062)
NET ASSETS:
  Beginning of period.................      20,365,423         25,677,791        216,046,564        231,565,626
                                           -----------        -----------       ------------       ------------
  End of period.......................     $18,194,957        $20,365,423       $170,640,957       $216,046,564
                                           ===========        ===========       ============       ============
Accumulated Net Investment Income.....     $        --        $        --       $         --       $         --
                                           ===========        ===========       ============       ============

              See accompanying notes to the financial statements.

                                              REGIONS MORGAN KEEGAN SELECT FUNDS
                                  STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                             TAX-EXEMPT MONEY MARKET FUND                MONEY MARKET FUND
                                          -----------------------------------   -----------------------------------
                                          SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                          FEBRUARY 28, 2005   AUGUST 31, 2004   FEBRUARY 28, 2005   AUGUST 31, 2004
                                          -----------------   ---------------   -----------------   ---------------
                                             (UNAUDITED)                           (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued...........    $  9,103,496        $35,907,378       $250,280,486       $435,385,859
  Proceeds from shares exchanged from
    Sweep Shares........................       1,109,008                 --          4,729,282                 --
  Dividends reinvested..................              --                 --            148,111            153,875
  Cost of shares redeemed...............     (12,046,795)       (41,320,564)      (254,641,266)      (431,898,235)
                                            ------------        -----------       ------------       ------------
    Change..............................      (1,834,291)        (5,413,186)           516,613          3,641,499
                                            ------------        -----------       ------------       ------------
CLASS A SHARES:
  Proceeds from shares issued...........       5,851,195         21,091,421         33,861,675        164,472,391
  Dividends reinvested..................          10,734              3,358            278,359            146,017
  Cost of shares redeemed...............      (5,088,816)       (20,994,110)       (52,275,980)      (189,763,853)
                                            ------------        -----------       ------------       ------------
    Change..............................         773,113            100,669        (18,135,946)       (25,145,445)
                                            ------------        -----------       ------------       ------------
SWEEP SHARES:
  Proceeds from shares issued...........              --                 --                 --        130,000,000
  Dividends reinvested..................             836                 --              4,605                 --
  Cost of shares redeemed...............            (836)              (729)       (23,004,604)      (124,000,729)
  Cost of shares exchanged to Class I...      (1,109,008)                --         (4,729,282)                --
                                            ------------        -----------       ------------       ------------
    Change..............................      (1,109,008)              (729)       (27,729,281)         5,999,271
                                            ------------        -----------       ------------       ------------
Change in net assets from capital
  transactions..........................    $ (2,170,186)       $(5,313,246)      $(45,348,614)      $(15,504,675)
                                            ============        ===========       ============       ============
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued................................       9,103,496         35,907,378        250,280,486        435,385,859
  Issued in connection with exchange
    from Sweep Shares...................       1,109,281                 --          4,729,282                 --
  Reinvested............................              --                 --            148,111            153,875
  Redeemed..............................     (12,046,795)       (41,320,564)      (254,641,266)      (431,898,235)
                                            ------------        -----------       ------------       ------------
    Change..............................      (1,834,018)        (5,413,186)           516,613          3,641,499
                                            ------------        -----------       ------------       ------------
CLASS A SHARES:
  Issued................................       5,851,195         21,091,421         33,861,675        164,472,391
  Reinvested............................          10,734              3,358            278,359            146,017
  Redeemed..............................      (5,088,816)       (20,994,110)       (52,275,980)      (189,763,853)
                                            ------------        -----------       ------------       ------------
    Change..............................         773,113            100,669        (18,135,946)       (25,145,445)
                                            ------------        -----------       ------------       ------------
SWEEP SHARES:
  Issued................................              --                 --                 --        130,000,000
  Reinvested............................             836                 --              4,605                 --
  Redeemed..............................            (836)              (729)       (23,004,604)      (124,000,729)
  Redeemed in connection with exchange
    to Class I..........................      (1,109,281)                --         (4,729,282)                --
                                            ------------        -----------       ------------       ------------
    Change..............................      (1,109,281)              (729)       (27,729,281)         5,999,271
                                            ------------        -----------       ------------       ------------
Change from share transactions..........      (2,170,186)        (5,313,246)       (45,348,614)       (15,504,675)
                                            ============        ===========       ============       ============

              See accompanying notes to the financial statements.

REGIONS MORGAN KEEGAN SELECT FUNDS
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period indicated:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                               INVESTMENT ACTIVITIES                       LESS DIVIDENDS FROM:
                                                           ------------------------------                ------------------------
                                               NET ASSET                    NET REALIZED      TOTAL                       NET
                                                VALUE,          NET        AND UNREALIZED      FROM         NET        REALIZED
                                               BEGINNING    INVESTMENT     GAINS/(LOSSES)   INVESTMENT   INVESTMENT    GAINS ON
                                               OF PERIOD   INCOME/(LOSS)   ON INVESTMENTS   ACTIVITIES     INCOME     INVESTMENTS
                                               ---------   -------------   --------------   ----------   ----------   -----------
CLASS I SHARES
GROWTH EQUITY FUND
For the Six Months Ended February 28,
 2005*.......................................   $11.31        $  0.02         $  1.47         $ 1.49       $   --       $   --
Year Ended August 31, 2004...................    11.41          (0.06)(f)       (0.04)(f)      (0.10)          --           --
Period Ended August 31, 2003(1)..............    10.00          (0.01)           1.43           1.42        (0.01)          --
GROWTH & INCOME FUND
For the Six Months Ended February 28,
 2005*.......................................    24.42           0.20            2.73           2.93        (0.19)          --
Year Ended August 31, 2004...................    22.71           0.19(f)         1.73(f)        1.92        (0.21)          --
Year Ended August 31, 2003...................    21.17           0.25            1.54           1.79        (0.25)          --
Year Ended August 31, 2002...................    25.55           0.22           (4.38)         (4.16)       (0.22)          --
Year Ended August 31, 2001...................    34.97           0.27           (8.52)         (8.25)       (0.29)       (0.88)
Year Ended August 31, 2000...................    30.37           0.32            4.75           5.07        (0.32)       (0.15)
BALANCED FUND
For the Six Months Ended February 28,
 2005*.......................................     9.78           0.09            0.58           0.67        (0.08)          --
Year Ended August 31, 2004...................     9.46           0.10            0.34           0.44        (0.12)          --
Year Ended August 31, 2003...................     9.09           0.22            0.38           0.60        (0.23)          --
Year Ended August 31, 2002...................     9.53           0.23           (0.43)         (0.20)       (0.24)          --
Period Ended August 31, 2001(2)..............    10.00           0.20           (0.53)         (0.33)       (0.14)          --
TAX-EXEMPT BOND FUND
For the Six Months Ended February 28,
 2005*.......................................    10.32           0.16           (0.14)          0.02        (0.16)       (0.09)
Year Ended August 31, 2004...................    10.31           0.31            0.09           0.40        (0.31)       (0.08)
Year Ended August 31, 2003...................    10.44           0.37           (0.12)          0.25        (0.37)       (0.01)
Year Ended August 31, 2002...................    10.44           0.42            0.10           0.52        (0.42)       (0.10)
Year Ended August 31, 2001...................    10.07           0.45            0.43           0.88        (0.45)       (0.06)
Period Ended August 31, 2000(3)..............    10.00           0.05            0.07           0.12        (0.05)          --
INTERMEDIATE BOND FUND
For the Six Months Ended February 28,
 2005*.......................................    12.64           0.22           (0.26)         (0.04)       (0.22)          --
Year Ended August 31, 2004...................    12.88           0.50           (0.19)          0.31        (0.51)       (0.04)
Year Ended August 31, 2003...................    13.13           0.52           (0.13)          0.39        (0.57)       (0.07)
Year Ended August 31, 2002...................    12.79           0.67            0.34           1.01        (0.67)          --
Year Ended August 31, 2001...................    11.97           0.72            0.82           1.54        (0.72)          --
Year Ended August 31, 2000...................    12.04           0.74           (0.07)          0.67        (0.74)          --
TAX-EXEMPT MONEY MARKET FUND
For the Six Months Ended February 28,
 2005*.......................................     1.00           0.01              --(e)        0.01        (0.01)          --
Year Ended August 31, 2004...................     1.00             --(e)           --             --(e)        --(e)        --
Year Ended August 31, 2003...................     1.00           0.01              --           0.01        (0.01)          --
Year Ended August 31, 2002...................     1.00           0.01              --(e)        0.01        (0.01)          --
Period Ended August 31, 2001(4)..............     1.00           0.03              --(e)        0.03        (0.03)          --
MONEY MARKET FUND
For the Six Months Ended February 28,
 2005*.......................................     1.00           0.01              --(e)        0.01        (0.01)          --
Year Ended August 31, 2004...................     1.00           0.01              --(e)        0.01        (0.01)          --
Year Ended August 31, 2003...................     1.00           0.01              --(e)        0.01        (0.01)          --
Year Ended August 31, 2002...................     1.00           0.02              --(e)        0.02        (0.02)          --
Year Ended August 31, 2001...................     1.00           0.05              --(e)        0.05        (0.05)          --
Year Ended August 31, 2000...................     1.00           0.06              --(e)        0.06        (0.06)          --

---------------

*    Unaudited.
(1)  From the commencement of operations on December 9, 2002.
(2)  From the commencement of operations on January 3, 2001.
(3)  From the commencement of operations on July 24, 2000.
(4)  From the commencement of operations on September 6, 2000.

(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(b) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)  Not annualized for periods less than one year.
(d)  Annualized for periods less than one year.
(e)  Amount less than $0.005.
(f) Per share data calculated using average shares for the period.

              See accompanying notes to the financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                     RATIOS/SUPPLEMENTAL DATA
                                                                          -----------------------------------------------
                                                 NET ASSET                NET ASSETS,        NET          NET INVESTMENT
                                                  VALUE,                    END OF       EXPENSES TO     INCOME/(LOSS) TO
                                       TOTAL      END OF       TOTAL        PERIOD         AVERAGE           AVERAGE
                                     DIVIDENDS    PERIOD     RETURN(C)      (000'S)     NET ASSETS(D)     NET ASSETS(D)
                                     ---------   ---------   ----------   -----------   --------------   ----------------
CLASS I SHARES

GROWTH EQUITY FUND
For the Six Months Ended February
 28, 2005*.........................   $   --      $12.80        13.17%     $ 33,487          1.20%             0.23%
Year Ended August 31, 2004.........       --       11.31        (0.88)%      35,683          1.17%            (0.47)%
Period Ended August 31, 20031......    (0.01)      11.41        14.18%       22,088          1.27%            (0.25)%
Growth & Income Fund
For the Six Months Ended February
 28, 2005*.........................    (0.19)      27.16        12.04%      130,141          1.13%             1.49%
Year Ended August 31, 2004.........    (0.21)      24.42         8.48%      136,532          1.13%             0.77%
Year Ended August 31, 2003.........    (0.25)      22.71         8.57%      139,516          1.14%             1.26%
Year Ended August 31, 2002.........    (0.22)      21.17       (16.38)%     134,134          1.09%             0.95%
Year Ended August 31, 2001.........    (1.17)      25.55       (23.98)%     162,881          1.00%             0.94%
Year Ended August 31, 2000.........    (0.47)      34.97        16.80%      177,528          0.82%             0.99%
BALANCED FUND
For the Six Months Ended February
 28, 2005*.........................    (0.08)      10.37         6.90%       52,483          1.20%             1.70%
Year Ended August 31, 2004.........    (0.12)       9.78         4.65%       50,771          1.28%             0.95%
Year Ended August 31, 2003.........    (0.23)       9.46         6.78%       46,704          1.18%             2.49%
Year Ended August 31, 2002.........    (0.24)       9.09        (2.11)%      43,096          1.28%             2.52%
Period Ended August 31, 20012......    (0.14)       9.53        (3.35)%      44,667          1.11%             3.03%
TAX-EXEMPT BOND FUND
For the Six Months Ended February
 28, 2005*.........................    (0.25)      10.09         0.21%       11,495          0.97%             3.11%
Year Ended August 31, 2004.........    (0.39)      10.32         3.91%       13,259          0.88%             2.99%
Year Ended August 31, 2003.........    (0.38)      10.31         2.41%       16,075          0.84%             3.52%
Year Ended August 31, 2002.........    (0.52)      10.44         5.29%       17,494          0.82%             4.14%
Year Ended August 31, 2001.........    (0.51)      10.44         8.92%       21,369          0.75%             4.38%
Period Ended August 31, 20003......    (0.05)      10.07         1.16%       22,261          0.87%             4.26%
INTERMEDIATE BOND FUND
For the Six Months Ended February
 28, 2005*.........................    (0.22)      12.38        (0.30)%      91,723          0.85%             3.51%
Year Ended August 31, 2004.........    (0.55)      12.64         2.36%       96,707          0.89%             3.90%
Year Ended August 31, 2003.........    (0.64)      12.88         2.96%      113,878          0.91%             3.89%
Year Ended August 31, 2002.........    (0.67)      13.13         8.17%      110,737          0.84%             5.26%
Year Ended August 31, 2001.........    (0.72)      12.79        13.18%      126,615          0.82%             5.78%
Year Ended August 31, 2000.........    (0.74)      11.97         5.86%      131,101          0.79%             6.28%
TAX-EXEMPT MONEY MARKET FUND
For the Six Months Ended February
 28, 2005*.........................    (0.01)       1.00         0.52%       15,589          0.61%             1.03%
Year Ended August 31, 2004.........       --(e)     1.00         0.32%       17,424          0.75%             0.32%
Year Ended August 31, 2003.........    (0.01)       1.00         0.80%       22,836          0.55%             0.77%
Year Ended August 31, 2002.........    (0.01)       1.00         1.00%       23,939          0.76%             1.02%
Period Ended August 31, 20014......    (0.03)       1.00         2.97%       27,762          0.65%             2.91%
MONEY MARKET FUND
For the Six Months Ended February
 28, 2005*.........................    (0.01)       1.00         0.76%      120,495          0.55%             1.53%
Year Ended August 31, 2004.........    (0.01)       1.00         0.70%      120,022          0.62%             0.70%
Year Ended August 31, 2003.........    (0.01)       1.00         0.97%      116,388          0.66%             0.95%
Year Ended August 31, 2002.........    (0.02)       1.00         1.75%      178,515          0.61%             1.81%
Year Ended August 31, 2001.........    (0.05)       1.00         5.14%      302,900          0.54%             5.05%
Year Ended August 31, 2000.........    (0.06)       1.00         5.60%      276,186          0.51%             5.50%

                                        RATIOS/SUPPLEMENTAL DATA
                                     ------------------------------

                                        EXPENSES TO       PORTFOLIO
                                          AVERAGE         TURNOVER
                                      NET ASSETS(A)(D)     RATE(B)
                                     ------------------   ---------
CLASS I SHARES
GROWTH EQUITY FUND
For the Six Months Ended February
 28, 2005*.........................         1.57%             12%
Year Ended August 31, 2004.........         1.71%             13%
Period Ended August 31, 20031......         2.11%              8%
Growth & Income Fund
For the Six Months Ended February
 28, 2005*.........................         1.45%             10%
Year Ended August 31, 2004.........         1.48%             10%
Year Ended August 31, 2003.........         1.52%             12%
Year Ended August 31, 2002.........         1.50%              4%
Year Ended August 31, 2001.........         1.45%              6%
Year Ended August 31, 2000.........         1.32%             17%
BALANCED FUND
For the Six Months Ended February
 28, 2005*.........................         1.72%              6%
Year Ended August 31, 2004.........         1.79%             73%
Year Ended August 31, 2003.........         1.71%             32%
Year Ended August 31, 2002.........         1.80%              2%
Period Ended August 31, 20012......         1.70%              8%
TAX-EXEMPT BOND FUND
For the Six Months Ended February
 28, 2005*.........................         1.65%              4%
Year Ended August 31, 2004.........         1.62%             33%
Year Ended August 31, 2003.........         1.68%             39%
Year Ended August 31, 2002.........         1.65%              0%
Year Ended August 31, 2001.........         1.51%             22%
Period Ended August 31, 20003......         1.32%              9%
INTERMEDIATE BOND FUND
For the Six Months Ended February
 28, 2005*.........................         1.19%             40%
Year Ended August 31, 2004.........         1.22%            196%
Year Ended August 31, 2003.........         1.25%             56%
Year Ended August 31, 2002.........         1.21%             61%
Year Ended August 31, 2001.........         1.22%             20%
Year Ended August 31, 2000.........         1.14%             14%
TAX-EXEMPT MONEY MARKET FUND
For the Six Months Ended February
 28, 2005*.........................         1.18%            N/A
Year Ended August 31, 2004.........         1.28%            N/A
Year Ended August 31, 2003.........         1.11%            N/A
Year Ended August 31, 2002.........         1.40%            N/A
Period Ended August 31, 20014......         1.23%            N/A
MONEY MARKET FUND
For the Six Months Ended February
 28, 2005*.........................         0.98%            N/A
Year Ended August 31, 2004.........         1.06%            N/A
Year Ended August 31, 2003.........         1.09%            N/A
Year Ended August 31, 2002.........         1.04%            N/A
Year Ended August 31, 2001.........         0.99%            N/A
Year Ended August 31, 2000.........         1.02%            N/A

REGIONS MORGAN KEEGAN SELECT FUNDS
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period indicated:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                               INVESTMENT ACTIVITIES                       LESS DIVIDENDS FROM:
                                                           ------------------------------                ------------------------
                                               NET ASSET                    NET REALIZED      TOTAL                       NET
                                                VALUE,          NET        AND UNREALIZED      FROM         NET        REALIZED
                                               BEGINNING    INVESTMENT     GAINS/(LOSSES)   INVESTMENT   INVESTMENT    GAINS ON
                                               OF PERIOD   INCOME/(LOSS)   ON INVESTMENTS   ACTIVITIES     INCOME     INVESTMENTS
                                               ---------   -------------   --------------   ----------   ----------   -----------
CLASS A SHARES
GROWTH EQUITY FUND
For the Six Months Ended February 28,
 2005*.......................................   $11.26        $ (0.04)        $  1.51         $ 1.47       $   --       $   --
Year Ended August 31, 2004...................    11.39          (0.09)(g)       (0.04)(g)      (0.13)          --           --
Period Ended August 31, 2003(1)..............    10.00          (0.03)           1.42           1.39           --(f)        --
GROWTH & INCOME FUND
For the Six Months Ended February 28,
 2005*.......................................    24.38           0.14            2.75           2.89        (0.15)          --
Year Ended August 31, 2004...................    22.68           0.12(g)         1.73(g)        1.85        (0.15)          --
Year Ended August 31, 2003...................    21.14           0.18            1.55           1.73        (0.19)          --
Year Ended August 31, 2002...................    25.50           0.17           (4.37)         (4.20)       (0.16)          --
Period Ended August 31, 2001(2)..............    31.45           0.18           (5.07)         (4.89)       (0.18)       (0.88)
BALANCED FUND
For the Six Months Ended February 28,
 2005*.......................................     9.76           0.06            0.59           0.65        (0.07)          --
Year Ended August 31, 2004...................     9.44           0.07            0.34           0.41        (0.09)          --
Year Ended August 31, 2003...................     9.07           0.21            0.37           0.58        (0.21)          --
Year Ended August 31, 2002...................     9.52           0.21           (0.44)         (0.23)       (0.22)          --
Period Ended August 31, 2001(3)..............     9.86           0.15           (0.36)         (0.21)       (0.13)          --
TAX-EXEMPT BOND FUND
For the Six Months Ended February 28,
 2005*.......................................    10.32           0.14           (0.15)         (0.01)       (0.14)       (0.09)
Year Ended August 31, 2004...................    10.31           0.28            0.09           0.37        (0.28)       (0.08)
Year Ended August 31, 2003...................    10.44           0.34           (0.12)          0.22        (0.34)       (0.01)
Year Ended August 31, 2002...................    10.43           0.40            0.11           0.51        (0.40)       (0.10)
Period Ended August 31, 2001(4)..............    10.17           0.30            0.32           0.62        (0.30)       (0.06)
INTERMEDIATE BOND FUND
For the Six Months Ended February 28,
 2005*.......................................    12.64           0.21           (0.25)         (0.04)       (0.21)          --
Year Ended August 31, 2004...................    12.88           0.46           (0.19)          0.27        (0.47)       (0.04)
Year Ended August 31, 2003...................    13.12           0.49           (0.13)          0.36        (0.53)       (0.07)
Year Ended August 31, 2002...................    12.78           0.64            0.34           0.98        (0.64)          --
Period Ended August 31, 2001(4)..............    12.49           0.51            0.29           0.80        (0.51)          --
TAX-EXEMPT MONEY MARKET FUND
For the Six Months Ended February 28,
 2005*.......................................     1.00             --(f)           --(f)          --(f)        --(f)        --
Year Ended August 31, 2004...................     1.00             --(f)           --             --(f)        --(f)        --
Year Ended August 31, 2003...................     1.00             --(f)           --             --(f)        --(f)        --
Year Ended August 31, 2002...................     1.00           0.01              --(f)        0.01        (0.01)          --
Period Ended August 31, 2001(5)..............     1.00           0.02              --(f)        0.02        (0.02)          --
MONEY MARKET FUND
For the Six Months Ended February 28,
 2005*.......................................     1.00           0.01              --(f)        0.01        (0.01)          --
Year Ended August 31, 2004...................     1.00             --(f)           --(f)          --(f)        --(f)        --
Year Ended August 31, 2003...................     1.00             --(f)           --(f)          --(f)        --(f)        --
Year Ended August 31, 2002...................     1.00           0.01              --(f)        0.01        (0.01)          --
Period Ended August 31, 2001(5)..............     1.00           0.04              --(f)        0.04        (0.04)          --

---------------

*    Unaudited.
(1)  From the commencement of operations on December 9, 2002.
(2)  From the commencement of operations on October 26, 2000.
(3)  From the commencement of operations on February 20, 2001.
(4)  From the commencement of operations on December 26, 2000.
(5)  From the commencement of operations on October 4, 2000.

(a)  Total return excludes sales charge.
(b) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(c) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)  Not annualized for periods less than one year.
(e)  Annualized for periods less than one year.
(f)  Amount less than $0.005.
(g) Per share data calculated using average shares for the period.

              See accompanying notes to the financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                        RATIOS/SUPPLEMENTAL DATA
                                                                             -----------------------------------------------
                                                 NET ASSET                   NET ASSETS,        NET          NET INVESTMENT
                                                  VALUE,                       END OF       EXPENSES TO     INCOME/(LOSS) TO
                                       TOTAL      END OF         TOTAL         PERIOD         AVERAGE           AVERAGE
                                     DIVIDENDS    PERIOD     RETURN(A)(D)      (000'S)     NET ASSETS(E)     NET ASSETS(E)
                                     ---------   ---------   -------------   -----------   --------------   ----------------
CLASS A SHARES

GROWTH EQUITY FUND
For the Six Months Ended February
 28, 2005*.........................   $   --      $12.73         13.06%       $  2,954          1.48%            (0.20)%
Year Ended August 31, 2004.........       --       11.26         (1.14)%         6,796          1.48%            (0.79)%
Period Ended August 31, 20031......       --(f)    11.39         13.92%          1,507          1.57%            (0.55)%
GROWTH & INCOME FUND
For the Six Months Ended February
 28, 2005*.........................    (0.15)      27.12         11.87%          8,082          1.42%             1.09%
Year Ended August 31, 2004.........    (0.15)      24.38          8.16%         12,445          1.43%             0.48%
Year Ended August 31, 2003.........    (0.19)      22.68          8.28%          6,992          1.44%             0.96%
Year Ended August 31, 2002.........    (0.16)      21.14        (16.56)%         4,402          1.40%             0.66%
Period Ended August 31, 20012......    (1.06)      25.50        (15.93)%         1,897          1.45%             0.55%
BALANCED FUND
For the Six Months Ended February
 28, 2005*.........................    (0.07)      10.34          6.65%          2,163          1.50%             1.06%
Year Ended August 31, 2004.........    (0.09)       9.76          4.37%          1,418          1.60%             0.64%
Year Ended August 31, 2003.........    (0.21)       9.44          6.50%            757          1.48%             2.18%
Year Ended August 31, 2002.........    (0.22)       9.07         (2.48)%           536          1.58%             2.23%
Period Ended August 31, 20013......    (0.13)       9.52         (2.14)%           277          1.45%             2.53%
TAX-EXEMPT BOND FUND
For the Six Months Ended February
 28, 2005*.........................    (0.23)      10.08         (0.03)%         1,957          1.28%             2.83%
Year Ended August 31, 2004.........    (0.36)      10.32          3.60%          2,753          1.20%             2.69%
Year Ended August 31, 2003.........    (0.35)      10.31          2.14%          1,667          1.15%             3.04%
Year Ended August 31, 2002.........    (0.50)      10.44          5.09%            559          1.14%             3.83%
Period Ended August 31, 20014......    (0.36)      10.43          5.56%            250          1.16%             3.97%
INTERMEDIATE BOND FUND
For the Six Months Ended February
 28, 2005*.........................    (0.21)      12.39         (0.36)%         4,452          1.15%             3.20%
Year Ended August 31, 2004.........    (0.51)      12.64          2.05%          7,791          1.19%             3.61%
Year Ended August 31, 2003.........    (0.60)      12.88          2.75%          4,950          1.21%             3.53%
Year Ended August 31, 2002.........    (0.64)      13.12          7.87%          2,473          1.16%             4.94%
Period Ended August 31, 20014......    (0.51)      12.78          6.52%            880          1.12%             5.27%
TAX-EXEMPT MONEY MARKET FUND
For the Six Months Ended February
 28, 2005*.........................       --(f)     1.00          0.45%          2,606          0.74%             0.93%
Year Ended August 31, 2004.........       --(f)     1.00          0.18%          1,833          0.92%             0.15%
Year Ended August 31, 2003.........       --(f)     1.00          0.37%          1,733          0.99%             0.34%
Year Ended August 31, 2002.........    (0.01)       1.00          0.50%          2,278          1.26%             0.51%
Period Ended August 31, 20015......    (0.02)       1.00          2.18%          4,160          1.18%             2.08%
MONEY MARKET FUND
For the Six Months Ended February
 28, 2005*.........................    (0.01)       1.00          0.51%         50,146          1.06%             1.01%
Year Ended August 31, 2004.........       --(f)     1.00          0.20%         68,301          1.12%             0.19%
Year Ended August 31, 2003.........       --(f)     1.00          0.46%         93,450          1.16%             0.47%
Year Ended August 31, 2002.........    (0.01)       1.00          1.24%        110,085          1.12%             1.24%
Period Ended August 31, 20015......    (0.04)       1.00          4.09%        104,364          1.08%             3.92%

                                        RATIOS/SUPPLEMENTAL DATA
                                     ------------------------------

                                        EXPENSES TO       PORTFOLIO
                                          AVERAGE         TURNOVER
                                      NET ASSETS(B)(E)     RATE(C)
                                     ------------------   ---------
CLASS A SHARES
GROWTH EQUITY FUND
For the Six Months Ended February
 28, 2005*.........................         1.57%             12%
Year Ended August 31, 2004.........         1.68%             13%
Period Ended August 31, 20031......         2.13%              8%
GROWTH & INCOME FUND
For the Six Months Ended February
 28, 2005*.........................         1.46%             10%
Year Ended August 31, 2004.........         1.48%             10%
Year Ended August 31, 2003.........         1.52%             12%
Year Ended August 31, 2002.........         1.50%              4%
Period Ended August 31, 20012......         1.55%              6%
BALANCED FUND
For the Six Months Ended February
 28, 2005*.........................         1.74%              6%
Year Ended August 31, 2004.........         1.81%             73%
Year Ended August 31, 2003.........         1.71%             32%
Year Ended August 31, 2002.........         1.80%              2%
Period Ended August 31, 20013......         1.95%              8%
TAX-EXEMPT BOND FUND
For the Six Months Ended February
 28, 2005*.........................         1.67%              4%
Year Ended August 31, 2004.........         1.63%             33%
Year Ended August 31, 2003.........         1.69%             39%
Year Ended August 31, 2002.........         1.65%              0%
Period Ended August 31, 20014......         1.66%             22%
INTERMEDIATE BOND FUND
For the Six Months Ended February
 28, 2005*.........................         1.20%             40%
Year Ended August 31, 2004.........         1.22%            196%
Year Ended August 31, 2003.........         1.25%             56%
Year Ended August 31, 2002.........         1.21%             61%
Period Ended August 31, 20014......         1.22%             20%
TAX-EXEMPT MONEY MARKET FUND
For the Six Months Ended February
 28, 2005*.........................         1.44%            N/A
Year Ended August 31, 2004.........         1.53%            N/A
Year Ended August 31, 2003.........         1.36%            N/A
Year Ended August 31, 2002.........         1.65%            N/A
Period Ended August 31, 20015......         1.51%            N/A
MONEY MARKET FUND
For the Six Months Ended February
 28, 2005*.........................         1.24%            N/A
Year Ended August 31, 2004.........         1.31%            N/A
Year Ended August 31, 2003.........         1.34%            N/A
Year Ended August 31, 2002.........         1.29%            N/A
Period Ended August 31, 20015......         1.26%            N/A

REGIONS MORGAN KEEGAN SELECT FUNDS
NOTES TO THE FINANCIAL STATEMENTS
(UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1. ORGANIZATION

Regions Morgan Keegan Select Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated October 15, 1991. The Trust is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of the date of this report, the Trust consists of seventeen portfolios, each with its own investment objective. The accompanying financial statements are for the Regions Morgan Keegan Select LEADER Growth Equity Fund, Regions Morgan Keegan Select LEADER Growth & Income Fund, Regions Morgan Keegan Select LEADER Balanced Fund, Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund, Regions Morgan Keegan Select LEADER Intermediate Bond Fund, Regions Morgan Keegan Select LEADER Tax-Exempt Money Market Fund, and Regions Morgan Keegan Select LEADER Money Market Fund, (collectively, the "Funds" and individually, a "Fund"). All Funds, excluding the Regions Morgan Keegan Select LEADER Tax-Exempt Money Market Fund and the Regions Morgan Keegan Select LEADER Money Market Fund, are referred to as the "Variable Funds". The Regions Morgan Keegan Select LEADER Tax-Exempt Money Market Fund and the Regions Morgan Keegan Select LEADER Money Market Fund are referred to as the "Money Market Funds".

Each Fund offers two classes of shares: Class I Shares and Class A Shares. Each class of shares in the Funds has identical rights and privileges except with respect to fees paid under the Funds' distribution plan and shareholder service arrangements, voting rights on matters affecting only that class of shares and the exchange privilege of each class of shares.

Under the Funds' organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the
Funds:

Investment Valuation: Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depository Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is primarily traded, or at the NASDAQ Official Closing Price ("NOCP"). If there have been no sales for that day on any exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. Long-term debt securities are valued by a pricing service, which determines valuations of normal institutional-size trading units of long-term debt securities. Short-term debt securities having a maturity of 60 days or less from the valuation date are valued at amortized cost, which approximates market value. Investments in other open-ended investment companies are valued at net asset value as reported by those investment companies. Investments for which there are no such quotations available, or for which available quotations appear to not accurately reflect their current value, are valued at fair value as determined in good faith by the Valuation Committee under the direction of the Board of Trustees.

Investments of the Money Market Funds are valued in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

Investment Transactions: Changes in holdings of portfolio securities for the Variable Funds shall be reflected no later than in the first calculation on the first business day following the trade date for purposes of calculating each Fund's daily Net Asset Value per share. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Securities transactions for the Money Market Funds are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends to Shareholders: The Funds pay dividends to their shareholders from the Funds' respective net investment income. Income dividends on the Regions Morgan Keegan Select LEADER Growth Equity Fund, the Regions Morgan Keegan Select LEADER Growth & Income Fund and the Regions Morgan Keegan Select LEADER Balanced Fund, if any, are declared and paid quarterly, while income dividends for all other Funds are declared daily and paid monthly. Each Fund also distributes all of its net realized capital gains, if any, on an annual basis. Dividends are recorded on the ex-dividend date.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from Accounting Principles Generally Accepted in the United States of America ("GAAP"). These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences

                                              REGIONS MORGAN KEEGAN SELECT FUNDS
                                    NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

are permanent in nature (i.e. reclass of market discounts, net operating gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent distributions from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes: Each Fund of the Trust is treated as a separate entity for federal tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the Funds will not be subject to federal income tax to the extent that they distribute all of their taxable income, including realized capital gains, for the fiscal year. In addition, by distributing substantially all of their net investment income and realized capital gains during the calendar year, the Funds will not be subject to a federal excise tax.

Expenses: Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based upon relative net assets or another appropriate basis. Expenses directly attributable to a class of shares are charged directly to that class.

The investment income and expenses of a Fund (other than class specific expenses) and realized and unrealized gains and losses of a Fund are allocated to each class of shares based upon their relative net assets or another appropriate basis on the date the income is earned or the expenses and realized and unrealized gains and losses are incurred.

Estimates: The financial statements have been prepared in conformity with GAAP. The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

3. RELATED PARTY TRANSACTIONS

Each Fund has entered into a separate Investment Advisory Agreement with Morgan Asset Management, Inc. (the "Adviser"), a wholly owned subsidiary of Regions Financial Corporation ("Regions"). Under these agreements, each Fund pays a fee, calculated daily and paid monthly, based on the respective average daily net assets of such Fund. The Adviser has contractually agreed to reduce its fees through February 18, 2006 as follows:

                                                                  ANNUAL FEE          ANNUAL FEE
                                                              BEFORE CONTRACTUAL   AFTER CONTRACTUAL
FUND                                                              REDUCTION            REDUCTION
----                                                          ------------------   -----------------
Growth Equity Fund..........................................         0.75%               0.70%
Growth & Income Fund........................................         0.75%               0.75%
Balanced Fund...............................................         0.80%               0.60%
Tax-Exempt Bond Fund........................................         0.50%               0.15%
Intermediate Bond Fund......................................         0.50%               0.48%
Tax-Exempt Money Market Fund................................         0.40%               0.10%
Money Market Fund...........................................         0.40%               0.25%

Morgan Keegan & Company, Inc. ("Morgan Keegan"), a wholly owned subsidiary of Regions and an affiliate of the Adviser, is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended. Morgan Keegan, with whom certain officers of the Trust are affiliated, serves as the Administrator and Distributor of the Funds' shares. Such individuals are paid no fees directly by the Funds for serving as officers of the Funds. Morgan Keegan also provides an employee to serve the Funds as Chief Compliance Officer for which Morgan Keegan receives no compensation from the Funds. As the Administrator of the Funds, pursuant to an Administration Agreement, Morgan Keegan is entitled to a fee computed at an annual rate of 0.12% of the respective Fund's average daily net assets.

BISYS Fund Services Ohio, Inc. ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., serves as Fund Accountant, Sub-Administrator and Transfer Agent of the Funds. Under the Fund Accounting Agreement, BISYS receives a fee from the Variable Funds based upon a complex level tier, subject to a minimum annual fee. BISYS receives a fee from the Money Market Funds at an annual rate of 0.03% of the respective Fund's average daily net assets. Under the Sub-Administration Agreement, BISYS is entitled to a fee from Morgan Keegan computed at an annual rate of 0.105% of the Fund's average daily net assets. Under the Transfer Agency Agreement, BISYS receives additional fees, which are payable monthly.

REGIONS MORGAN KEEGAN SELECT FUNDS
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Trust has adopted a Rule 12b-1 Distribution and Service Plan ("12b-1 Plan"), with respect to Class A Shares of the Funds. The 12b-1 Plan compensates the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of Fund shares and/or for providing shareholder services. Under the Class A Shares' 12b-1 Plan, the Trust will pay a fee at an annual rate of up to 0.25% and 0.50% of the average daily net assets with respect to Class A Shares of the Variable Funds and Money Market Funds, respectively.

Regions Bank is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

BISYS received commissions on the sale of shares of the Funds. For the period ended February 28, 2005, BISYS received $4,488 of commissions on sales of shares of the Funds, of which $4,027 was allowed to affiliated broker/dealers of the Funds.

From time to time, fees may be reduced or reimbursed in order to assist each of the Funds in maintaining more competitive expense ratios.

4. INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investments, including long-term U.S. Government Securities, but excluding short-term securities, for each Fund for the period ended February 28, 2005 were as follows:

FUND                                                           PURCHASES       SALES
----                                                          -----------   -----------
Growth Equity Fund..........................................  $ 4,405,045   $15,533,962
Growth & Income Fund........................................   13,590,032    41,081,099
Balanced Fund...............................................    2,712,943     4,748,341
Tax-Exempt Bond Fund........................................      600,000     4,133,942
Intermediate Bond Fund......................................   39,465,252    44,221,439

5. CONCENTRATION OF CREDIT RISK

The Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund and the Regions Morgan Keegan Select LEADER Tax-Exempt Money Market Fund invest primarily in municipal debt instruments. Economic developments in a specific industry or region may affect the ability of issuers of municipal debt securities to meet their obligations.

6. REORGANIZATION

Certain portfolios of the Trust previously offered Investor B and Sweep Shares. Effective February 18, 2005, all Investor B Shares of the Variable Funds and Sweep Shares of the Money Market Funds existing at the time of conversion on February 18, 2005 converted to Class A Shares of the same Fund and the Trust terminated the Investor B and Sweep Shares of the respective Funds. No Contingent Deferred Sales Charges were assessed on the Investor B Shares of the Variable Funds existing at the time of the conversion as a result of the termination and conversion to Class A Shares.

                                              REGIONS MORGAN KEEGAN SELECT FUNDS
                                            SUPPLEMENTAL INFORMATION (UNAUDITED)
                                                               FEBRUARY 28, 2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                EXPENSE EXAMPLES

As a shareholder of the Regions Morgan Keegan Select Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; and exchange fees; (2) ongoing costs, including advisory fees; 12b-1 distribution and service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Regions Morgan Keegan Select Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2004 through February 28, 2005.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                                       ENDING        EXPENSES         EXPENSE
                                                        BEGINNING      ACCOUNT     PAID DURING      RATIO DURING
                                                         ACCOUNT        VALUE        PERIOD*           PERIOD
FUND                                            CLASS  VALUE 9/1/04    2/28/05    9/1/04-2/28/05   9/1/04-2/28/05
----                                            -----  ------------   ---------   --------------   --------------
Growth Equity Fund............................    I     $1,000.00     $1,131.70       $6.34             1.20%
                                                  A      1,000.00      1,130.60        7.82             1.48%
Growth & Income Fund..........................    I      1,000.00      1,120.40        5.94             1.13%
                                                  A      1,000.00      1,118.70        7.46             1.42%
Balanced Fund.................................    I      1,000.00      1,069.00        6.16             1.20%
                                                  A      1,000.00      1,066.50        7.69             1.50%
Tax-Exempt Bond Fund..........................    I      1,000.00      1,002.10        4.82             0.97%
                                                  A      1,000.00        999.70        6.35             1.28%
Intermediate Bond Fund........................    I      1,000.00        997.00        4.21             0.85%
                                                  A      1,000.00        996.40        5.69             1.15%
Tax-Exempt Money Market Fund..................    I      1,000.00      1,005.20        3.03             0.61%
                                                  A      1,000.00      1,004.50        3.68             0.74%
Money Market Fund.............................    I      1,000.00      1,007.60        2.74             0.55%
                                                  A      1,000.00      1,005.10        5.27             1.06%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

REGIONS MORGAN KEEGAN SELECT FUNDS
SUPPLEMENTAL INFORMATION (UNAUDITED) -- (CONTINUED)
FEBRUARY 28, 2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on the Regions Morgan Keegan Select Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. However, you may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                       ENDING        EXPENSES         EXPENSE
                                                        BEGINNING      ACCOUNT     PAID DURING      RATIO DURING
                                                         ACCOUNT        VALUE        PERIOD*           PERIOD
FUND                                            CLASS  VALUE 9/1/04    2/28/05    9/1/04-2/28/05   9/1/04-2/28/05
----                                            -----  ------------   ---------   --------------   --------------
Growth Equity Fund............................    I     $1,000.00     $1,018.84       $6.01             1.20%
                                                  A      1,000.00      1,017.46        7.40             1.48%
Growth & Income Fund..........................    I      1,000.00      1,019.19        5.66             1.13%
                                                  A      1,000.00      1,017.75        7.10             1.42%
Balanced Fund.................................    I      1,000.00      1,018.84        6.01             1.20%
                                                  A      1,000.00      1,017.36        7.50             1.50%
Tax-Exempt Bond Fund..........................    I      1,000.00      1,019.98        4.86             0.97%
                                                  A      1,000.00      1,018.45        6.41             1.28%
Intermediate Bond Fund........................    I      1,000.00      1,020.58        4.26             0.85%
                                                  A      1,000.00      1,019.09        5.76             1.15%
Tax-Exempt Money Market Fund..................    I      1,000.00      1,021.77        3.06             0.61%
                                                  A      1,000.00      1,021.12        3.71             0.74%
Money Market Fund.............................    I      1,000.00      1,022.07        2.76             0.55%
                                                  A      1,000.00      1,019.54        5.31             1.06%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

MORGAN KEEGAN & COMPANY, INC. IS A FULL SERVICE BROKER DEALER THAT PROVIDES PERSONALIZED INVESTMENT SERVICES TO ITS CLIENTS FROM OVER 200 OFFICES IN 18 STATES. PLEASE ACCESS OUR WEBSITE WWW.MORGANKEEGAN.COM TO LOCATE THE MORGAN KEEGAN BRANCH NEAREST YOU OR CONTACT US AT 1-800-366-7426. MORGAN KEEGAN & COMPANY, INC. IS A WHOLLY OWNED SUBSIDIARY OF REGIONS FINANCIAL CORPORATION, A REGIONAL FINANCIAL HOLDING COMPANY (NYSE: RF).


                                     ALABAMA

                                    ARKANSAS

                                     FLORIDA

                                     GEORGIA

                                    ILLINOIS

                                     INDIANA

                                      IOWA

                                    KENTUCKY

                                    LOUISIANA

                                  MASSACHUSETTS

                                   MISSISSIPPI

                                    MISSOURI

                                    NEW YORK

                                 NORTH CAROLINA

                                 SOUTH CAROLINA

                                    TENNESSEE

                                      TEXAS

                                    VIRGINIA


                               [SELECT FUNDS LOGO]

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

     NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

     The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

     If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

     DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS; THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH (b) OF THIS ITEM 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                  (i) Has at least one audit committee financial expert serving on its audit committee; or

                  (ii) Does not have an audit committee financial expert serving on its audit committee.

              (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                  (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                  (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

              (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

                (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

         (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
                  Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

         (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6.   SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE - INCLUDED IN ITEM 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

NOT APPLICABLE.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the

Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 11. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (ii) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO RULE 30A-2(a) ARE ATTACHED HERETO.

         (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. NOT APPLICABLE.

         (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. CERTIFICATIONS PURSUANT TO RULE 30A-2(b) ARE FURNISHED HEREWITH.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Regions Morgan Keegan Select Funds
            --------------------------------------------------------------------

By (Signature and Title)*          /s/ Carter E. Anthony          Carter E. Anthony, President
                          ---------------------------------------------------------------------------------

Date          May 9, 2005
    ---------------------------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ Carter E. Anthony          Carter E. Anthony, President
                          ---------------------------------------------------------------------------------

Date          May 9, 2005
    ---------------------------------------------

By (Signature and Title)*           /s/ Joseph C. Weller           Joseph C. Weller, Treasurer
                         ----------------------------------------------------------------------------------

Date          May 9, 2005
    ---------------------------------------------


* Print the name and title of each signing officer under his or her signature.